-------------------------------------------------------------------------------
                                                       The Rydex VARIABLE TRUST
-------------------------------------------------------------------------------

                                                             SEMI-ANNUAL REPORT

                                                                  JUNE 30, 2001

                                              U.S. GOVERNMENT MONEY MARKET FUND
                                                                      NOVA FUND
                                                                      URSA FUND
                                                                       OTC FUND
                                                                    ARKTOS FUND
                                                      U.S. GOVERNMENT BOND FUND
                                                                   BANKING FUND
                                                           BASIC MATERIALS FUND
                                                             BIOTECHNOLOGY FUND
                                                         CONSUMER PRODUCTS FUND
                                                                    ENERGY FUND
                                                           ENERGY SERVICES FUND
                                                               HEALTH CARE FUND
                                                                  INTERNET FUND
                                                                   LEISURE FUND
                                                           PRECIOUS METALS FUND
                                                                TECHNOLOGY FUND
                                                            TRANSPORTATION FUND
                                                                 UTILITIES FUND

                                       [RYDEX FUNDS LOGO] RYDEX FUNDS
                                                          THE INDEX ALTERNATIVE

                               TABLE OF CONTENTS

Letter from the Chairman....................................    1

Schedules of Investments....................................    3

Statements of Assets and Liabilities........................   26

Statements of Operations....................................   32

Statements of Changes in Net Assets.........................   38

Financial Highlights........................................   45

Notes to Financial Statements...............................   55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX VARIABLE TRUST
      [LOGO] RYDEX FUNDS                       SEMI-ANNUAL REPORT
    THE INDEX ALTERNATIVE                        June 30, 2001
                                         9601 Blackwell Road Suite 500
                                              Rockville, MD 20850
                                                 (800) 820-0888
                                               www.rydexfunds.com

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    After refraining from cutting the target rate on overnight loans during the previous two years, the Federal Reserve Board's Open Market Committee cut rates six times since the beginning of 2001--bringing the rate from 6% on January 1 to 3.75% at the end of the second quarter. Though the rate cuts spurred rallies in stock markets, the economic improvements were short-lived. By mid-year, widespread layoffs continued. Some analysts, concerned about the slowing economy, were expressing fear that the Fed's actions may not significantly stimulate the economy.

FIRST HALF REVIEW

    Earnings were poor in the first quarter of the year, falling 11.08% below those in the first quarter of 2000, according to First Call/Thomson Financial. This was the biggest quarterly decline in a decade. The Nasdaq Composite Index was down 25.50%--its worst quarter ever. The Nasdaq 100, which contains the largest stocks in the overall Nasdaq Composite, fared even worse, falling 32.81%. The Standard & Poor's 500 (S&P 500) lost 12.11%.

    While the second quarter was an improvement over the first, the economy continued to weaken. Quarterly earnings (through June 17) were 20.50% below the same quarter last year. Despite the continued poor earnings environment, however, all of the major market indices posted positive returns. The Nasdaq 100 was up 16.33% for the quarter, while the S&P 500 was up 5.52%.

    As evidenced by the Nasdaq Composite Index, technology shares came back strong in the second quarter, led by technology bellwether Microsoft. In June, the U.S. Court of Appeals for the District of Columbia overturned the order to split up the company.

    Oil & gas and communications continued to falter during the second quarter, but entertainment & leisure joined computer software in leading the recovery. Increasing optimism that the economy has bottomed out has investors hoping that corporate profits will improve in the next nine to 12 months.

GOING FORWARD

    There are some indications of economic improvement. During the first half of the year, consumer cyclicals, which comprise 9.17% of the S&P 500, were up 6.68%. Analysts who believe that cyclical stocks are the first to respond once the market bottoms see this as a positive sign. In addition, the traditionally defensive basic materials sector was the best performer in the fourth quarter of 2000, lending some credibility to the theory that the market could have bottomed in the beginning of the second quarter of this year.

    There are other encouraging developments as well. Natural gas, gasoline and electricity prices have dropped considerably from their 2000 highs. In addition to reducing costs for businesses, more reasonable energy prices will act as a tax cut for consumers, freeing up income for additional spending. The
$39 billion tax rebate should also raise consumer confidence levels and, subsequently, spending. This should keep the economy from slipping into recession during the third and fourth quarters.

Sincerely,

/s/ Albert P. "Skip" Viragh, Jr.

Albert P. "Skip" Viragh, Jr.
Chairman of the Board

                              RYDEX VARIABLE TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                           MARKET
                                                                 FACE       VALUE
                                                               AMOUNT    (NOTE 1)
                                                           ----------  ----------
U.S. TREASURY BILL 12.5%
U.S. Treasury Bill 3.00% 07/05/01........................  $5,000,000  $4,998,750
                                                                       ----------
    Total U.S. Treasury Bill (Cost $4,998,750)...........               4,998,750
                                                                       ----------

FEDERAL AGENCY DISCOUNT NOTES 75.0%
Fannie Mae 3.68% 07/03/01................................   5,000,000   4,999,489
Federal Farm Credit Banks 3.87% 07/05/01.................  10,000,000   9,996,775
Federal Home Loan Banks 3.74% 07/06/01...................  10,000,000   9,995,844
Freddie Mac 3.51% 08/21/01...............................   5,000,000   4,975,625
                                                                       ----------
    Total Federal Agency Discount Notes (Cost
      $29,967,733).......................................              29,967,733
                                                                       ----------

REPURCHASE AGREEMENTS 12.5%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
3.90% due 07/02/01.......................................   1,339,355   1,339,355
3.93% due 07/02/01.......................................   2,466,400   2,466,400
3.95% due 07/02/01.......................................   1,171,936   1,171,936
                                                                       ----------
    Total Repurchase Agreements (Cost $4,977,691)........               4,977,691
                                                                       ----------
    Total Investments 100% (Cost $39,944,174)............              $39,944,174
                                                                       ==========

See Notes to Financial Statements.     3

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                           MARKET
                                                                            VALUE
                                                            CONTRACTS    (NOTE 1)
                                                           ----------  ----------
OPTIONS PURCHASED 14.8%
Call Options on:
  S&P 500 September 2001 Futures Contracts,
    Expiring September 2001 with strike 850..............      30,500  $11,757,750
Put Options on:
  S&P 500 July 2001 Futures Contracts,
    Expiring July 2001 with strike 850...................      25,000      --
  S&P 500 July 2001 Futures Contracts,
    Expiring July 2001 with strike 875...................      50,000      --
                                                                       ----------
    Total Options Purchased (Cost $12,513,940)...........              11,757,750
                                                                       ----------

                                               FACE
                                             AMOUNT
                                         ----------
U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bill 3.00% 07/05/01......  $5,000,000   4,998,750
                                                     ----------
    Total U.S. Treasury Obligations
     (Cost $4,998,750).................               4,998,750
                                                     ----------
FEDERAL AGENCY DISCOUNT NOTES 56.0%
Fannie Mae 3.68% 07/02/01..............   4,500,000   4,500,000
Federal Farm Credit Banks 3.87%
  07/02/01.............................  10,000,000  10,000,000
Federal Home Loan Banks 3.80%
  07/17/01.............................  10,000,000   9,984,166
Freddie Mac 3.51% 08/21/01.............  10,000,000   9,951,250
Farmer Mac 3.86% 07/03/01..............  10,000,000   9,998,928
                                                     ----------
    Total U.S. Agency Obligations (Cost
     $44,434,344)......................              44,434,344
                                                     ----------
REPURCHASE AGREEMENTS 22.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  3.90% due 07/02/01...................   4,877,375   4,877,375
  3.93% due 07/02/01...................   8,981,607   8,981,607
  3.95% due 07/02/01...................   4,267,703   4,267,703
                                                     ----------
    Total Repurchase Agreements (Cost
     $18,126,685)......................              18,126,685
                                                     ----------
    Total Investments 100% (Cost
     $80,073,719)......................              $79,317,529
                                                     ==========

--------------------------------------------------------------------------------

                                                       UNREALIZED
                                                             LOSS
                                         CONTRACTS       (NOTE 1)
                                         ---------  -------------
FUTURES CONTRACTS PURCHASED
September 2001 S&P 500 Futures
  Contracts
  (Underlying Market Value
  $76,137,750).........................        247  $  (2,338,454)
                                                    =============

See Notes to Financial Statements.     4

                              RYDEX VARIABLE TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                           CONTRACTS   (NOTE 1)
                                                           ---------  ---------
OPTIONS PURCHASED 11.8%
Put Options on:
  S&P 500 September 2001 Futures Contracts,
    Expiring September 2001 with strike 1500.............      4,000  $1,054,000
Call Options on:
  S&P 500 July 2001 Futures Contracts,
    Expiring July 2001 with strike 1500..................      7,500        375
  S&P 500 September 2001 Futures Contracts,
    Expiring September 2001 with strike 1600.............      7,500        375
                                                                      ---------
    Total Options Purchased (Cost $965,645)..............             1,054,750
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                           ---------
FEDERAL AGENCY DISCOUNT NOTES 55.9%
Federal Home Loan Banks 3.94% 07/02/01...................  $2,000,000 2,000,000
Federal Farm Credit 3.58% 07/10/01.......................  2,000,000  1,998,409
Fannie Mae 3.94% 07/02/01................................  1,000,000  1,000,000
                                                                      ---------
    Total Federal Agency Discount Notes (Cost
      $4,998,409)........................................             4,998,409
                                                                      ---------
REPURCHASE AGREEMENTS 32.3%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01.....................................    775,663    775,663
  3.93% due 07/02/01.....................................  1,428,371  1,428,371
  3.95% due 07/02/01.....................................    678,705    678,705
                                                                      ---------
    Total Repurchase Agreements (Cost $2,882,739)........             2,882,739
                                                                      ---------
    Total Investments 100% (Cost $8,846,793).............             $8,935,898
                                                                      =========

--------------------------------------------------------------------------------

                                                    UNREALIZED
                                                          GAIN
                                         CONTRACTS    (NOTE 1)
                                         ---------  ----------
FUTURES CONTRACTS SOLD SHORT
September 2001 S&P 500 Futures
  Contracts............................         19  $   31,096
September 2001 S&P 500 E-Mini Futures
  Contracts............................         20  $   48,287
                                                    ----------
    (Total Underlying Market Value
     ($7,089,250)).....................             $   79,383
                                                    ==========

See Notes to Financial Statements.     5

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
                                                           -------  -----------
COMMON STOCKS 99.3%
Microsoft Corp.*.........................................  324,800  $23,580,480
Intel Corp.*.............................................  412,400   12,062,700
Qualcomm, Inc.*..........................................  160,100    9,362,648
Cisco Systems, Inc.*.....................................  457,300    8,322,860
Oracle Corp.*............................................  413,300    7,852,700
Amgen, Inc.*.............................................   85,300    5,176,004
Veritas Software Corp.*..................................   71,200    4,736,936
Siebel Systems, Inc.*....................................   93,600    4,389,840
Dell Computer Corp.*.....................................  168,100    4,362,195
Sun Microsystems, Inc.*..................................  246,900    3,881,268
Applied Materials, Inc.*.................................   73,600    3,613,760
Peoplesoft, Inc.*........................................   72,800    3,583,944
Maxim Integrated Products*...............................   80,600    3,563,326
Comcast Corp.*...........................................   78,700    3,415,580
Gemstar-TV Guide International, Inc.*....................   75,600    3,326,400
Linear Technology Corp...................................   74,400    3,289,968
Xilinx, Inc.*............................................   77,000    3,175,480
JDS Uniphase Corp.*......................................  238,100    3,035,775
Nextel Communications, Inc.*.............................  165,100    2,889,250
Altera Corp.*............................................   96,500    2,798,500
WorldCom Inc-WorldCom Group*.............................  182,300    2,727,208
Genzyme Corp-Genl Division*..............................   42,700    2,604,700
CIENA Corp.*.............................................   68,000    2,584,000
Concord EFS, Inc.*.......................................   48,000    2,496,480
Paychex, Inc.*...........................................   62,100    2,484,000
eBay, Inc.*..............................................   35,300    2,417,697
Flextronics International, Ltd.*.........................   91,600    2,391,676
Chiron Corp.*............................................   46,400    2,366,400
Immunex Corp.*...........................................  129,900    2,305,725
Kla-Tencor Corp.*........................................   39,400    2,303,718
                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
                                                           -------  -----------
Starbucks Corp.*.........................................   92,800  $ 2,134,400
Bed Bath & Beyond, Inc.*.................................   68,100    2,043,000
Biomet, Inc.*............................................   42,200    2,028,132
Check Point Software Technologies*.......................   40,000    2,022,800
VeriSign, Inc.*..........................................   33,100    1,986,331
Apple Computer, Inc.*....................................   85,100    1,978,575
BEA Systems, Inc.*.......................................   63,700    1,956,227
Adobe Systems, Inc.......................................   41,100    1,931,700
Idec Pharmaceuticals Corp.*..............................   28,300    1,915,627
Medimmune, Inc.*.........................................   39,800    1,878,560
Intuit, Inc.*............................................   46,000    1,839,540
Comverse Technology, Inc.*...............................   31,100    1,791,982
Brocade Communications System*...........................   40,200    1,768,398
Fiserv, Inc.*............................................   27,300    1,746,654
USA Networks, Inc.*......................................   61,900    1,744,961
Biogen, Inc.*............................................   32,100    1,744,956
Costco Wholesale Corp.*..................................   41,500    1,704,820
Cintas Corp.*............................................   35,600    1,646,500
I2 Technologies, Inc.*...................................   77,600    1,536,480
Millennium Pharmaceuticals*..............................   41,800    1,487,244
Novellus Systems, Inc.*..................................   25,500    1,448,145
Sanmina Corp.*...........................................   59,500    1,392,895
Echostar Communications Corp.*...........................   42,900    1,390,818
PanAmSat Corp.*..........................................   35,200    1,368,576
Electronic Arts, Inc.*...................................   23,400    1,354,860
Citrix Systems, Inc.*....................................   38,500    1,343,650
Human Genome Sciences, Inc.*.............................   21,900    1,319,475
Broadcom Corp.*..........................................   29,100    1,244,316
Nvidia Corp.*............................................   13,100    1,215,025
Adelphia Communications*.................................   28,900    1,184,900
TMP Worldwide, Inc.*.....................................   19,900    1,176,289
Juniper Networks, Inc.*..................................   37,000    1,150,700

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
                                                           -------  -----------
ADC Telecommunications, Inc.*............................  170,900  $ 1,127,940
QLogic Corp.*............................................   16,600    1,069,870
Applied Micro Circuits Corp.*............................   60,800    1,045,760
PMC -- Sierra, Inc.*.....................................   31,800      988,026
Rational Software Corp.*.................................   34,800      976,140
Yahoo, Inc.*.............................................   47,700      953,523
Mercury Interactive Corp.*...............................   15,400      922,460
Telefonaktiebolaget LM Ericsson..........................  168,000      910,560
Parametric Technology Corp.*.............................   63,000      881,370
RF Micro Devices, Inc.*..................................   32,500      871,000
Staples, Inc.*...........................................   53,800      860,262
Atmel Corp.*.............................................   61,100      824,239
Network Appliance, Inc.*.................................   59,900      820,630
Tellabs, Inc.*...........................................   40,900      788,552
Paccar, Inc.*............................................   15,100      776,442
Vitesse Semiconductor Corp.*.............................   34,800      732,192
Smurfit-Stone Container Corp.*...........................   41,900      678,780
Microchip Technology, Inc.*..............................   19,200      657,600
Abgenix, Inc.*...........................................   14,300      643,500
Molex, Inc...............................................   17,100      624,663
Amazon.Com, Inc.*........................................   41,800      591,470
Palm, Inc.*..............................................   94,200      571,794
Compuware Corp.*.........................................   40,100      560,999
Conexant Systems, Inc.*..................................   48,200      431,390
McLeodUSA, Inc.*.........................................   87,200      400,248
Novell, Inc.*............................................   66,200      376,678
CNET Networks, Inc.*.....................................   27,200      353,600
RealNetworks, Inc.*......................................   26,300      309,025
BroadVision, Inc.*.......................................   51,900      259,500
                                                                         MARKET
                                                                          VALUE
                                                            SHARES     (NOTE 1)
                                                           -------  -----------
Level 3 Communications, Inc.*............................   44,800  $   245,952
Ariba, Inc.*.............................................   41,600      228,800
Exodus Communications, Inc.*.............................  104,200      214,652
Metromedia Fiber Network, Inc.*..........................  103,600      211,344
CMGI, Inc.*..............................................   66,300      198,900
Inktomi Corp.*...........................................   20,300      194,677
3Com Corp.*..............................................   30,100      142,975
XO Communications, Inc.*.................................   52,900      101,568
At Home Corp.*...........................................   44,700       95,658
                                                                    -----------
    Total Common Stocks (Cost $196,903,263)..............           216,220,493
                                                                    -----------

                                                              FACE
                                                            AMOUNT
                                                           -------
REPURCHASE
 AGREEMENTS 0.7%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01.....................................  $422,785     422,785
  3.93% due 07/02/01.....................................  778,552      778,552
  3.95% due 07/02/01.....................................  369,937      369,937
                                                                    -----------
    Total Repurchase Agreements
      (Cost $1,571,274)..................................             1,571,274
                                                                    -----------
    Total Investments 100%
      (Cost $198,474,537)................................           $217,791,767
                                                                    ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                    UNREALIZED
                                                          LOSS
                                         CONTRACTS    (NOTE 1)
                                         ---------  ----------
FUTURES CONTRACTS PURCHASED
September 2001 NASDAQ 100 Futures
  Contracts
  (Underlying Market Value
  $12,203,400).........................     66       $(309,432)
                                                     ========

See Notes to Financial Statements.     8

                              RYDEX VARIABLE TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                       MARKET
                                                              FACE      VALUE
                                                            AMOUNT   (NOTE 1)
                                                           -------  ---------
FEDERAL AGENCY DISCOUNT NOTES 49.5%
Federal Farm Credit Banks 3.58% 07/10/01.................  $250,000 $ 249,801
Freddie Mac 3.62% 07/12/01...............................  250,000    249,749
Fannie Mae 3.62% 07/12/01................................  250,000    249,749
                                                                    ---------
    Total Federal Agency Discount Notes (Cost
      $749,299)..........................................             749,299
                                                                    ---------

                                                           CONTRACTS
                                                           ---------
OPTIONS PURCHASED 0.0%
Call Options on:
  September 2001 NASDAQ 100 Futures Contracts,
    Expiring September 2001 with strike 3330.............      2100         210
                                                                      ---------
    Total Options Purchased (Cost $1,427)................                   210
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                           ---------
REPURCHASE AGREEMENTS 50.5%
Repurchase Agreements Collateralized by U. S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01.....................................   $205,334    205,334
  3.93% due 07/02/01.....................................   378,119     378,119
  3.95% due 07/02/01.....................................   179,667     179,667
                                                                      ---------
    Total Repurchase Agreements (Cost $763,120)..........               763,120
                                                                      ---------
    Total Investments 100% (Cost $1,513,846).............             $1,512,629
                                                                      =========

--------------------------------------------------------------------------------

                                                     UNREALIZED
                                                    GAIN (LOSS)
                                         CONTRACTS     (NOTE 1)
                                         ---------  -----------
FUTURES CONTRACTS SOLD SHORT
September 2001 NASDAQ 100 Futures
  Contracts............................          8  $    17,664
September 2001 NASDAQ 100 Mini Futures
  Contracts............................          7      (21,339)
                                                    -----------
    (Total Underlying Market Value
     $1,738,410).......................             $    (3,675)
                                                    ===========

See Notes to Financial Statements.     9

                              RYDEX VARIABLE TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                FACE      VALUE
                                                              AMOUNT   (NOTE 1)
                                                           ---------  ---------
U.S. TREASURY OBLIGATIONS 34.2%
U.S. Treasury Bond 5.38% 02/15/31........................  $1,045,000 $ 988,504
                                                                      ---------
    Total U. S. Treasury Obligations (Cost $985,607).....               988,504
                                                                      ---------
FEDERAL AGENCY DISCOUNT NOTES 25.9%
Federal Home Loan Discount Note 3.94% 07/02/01...........    250,000    250,000
Fannie Mae Discount Note 3.50% 07/02/01..................    500,000    500,000
                                                                      ---------
    Total Federal Agency Discount Notes (Cost
      $750,000)..........................................               750,000
                                                                      ---------
REPURCHASE AGREEMENTS 39.9%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01.....................................    310,223    310,223
  3.93% due 07/02/01.....................................    571,271    571,271
  3.95% due 07/02/01.....................................    271,445    271,445
                                                                      ---------
    Total Repurchase Agreements (Cost $1,152,939)........             1,152,939
                                                                      ---------
    Total Investments 100% (Cost $2,888,546).............             $2,891,443
                                                                      =========

--------------------------------------------------------------------------------

                                                    UNREALIZED
                                                          LOSS
                                         CONTRACTS    (NOTE 1)
                                         ---------  ----------
FUTURES CONTRACTS PURCHASED
September 2001 U. S. Treasury Bond
  Futures Contracts
  (Underlying Market Value
  $2,003,750)..........................         20  $  (26,003)
                                                    ==========

See Notes to Financial Statements.     10

                              RYDEX VARIABLE TRUST

                                  BANKING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                      MARKET
                                                                       VALUE
                                                           SHARES   (NOTE 1)
                                                           ------  ---------
COMMON STOCKS 99.1%
Bank of America Corp.....................................  3,010   $ 180,690
Wells Fargo & Co.*.......................................  3,300     153,219
FleetBoston Financial Corp...............................  2,230      87,973
US Bancorp...............................................  3,430      78,170
Bank One Corp.*..........................................  2,130      76,254
JP Morgan Chase & Co.*...................................  1,550      69,130
Fifth Third Bancorp......................................  1,130      67,857
First Union Corp.........................................  1,930      67,434
Bank of New York Co., Inc.*..............................  1,300      62,400
Wachovia Corp............................................    830      59,055
Mellon Financial Corp.*..................................  1,110      51,060
BB&T Corp.*..............................................  1,310      48,077
National City Corp.*.....................................  1,490      45,862
Comerica, Inc.*..........................................    780      44,928
MBNA Corp.*..............................................  1,260      41,517
Suntrust Banks, Inc......................................    620      40,164
PNC Financial Services Group, Inc.*......................    470      30,921
Northern Trust Corp.*....................................    450      28,125
Keycorp*.................................................  1,010      26,311
North Fork Bancorporation*...............................    640      19,840
Regions Financial Corp.*.................................    530      16,960
Union Planters Corp.*....................................    370      16,132
Zions Bancorporation.....................................    270      15,930
National Commerce Financial Corp.*.......................    640      15,597
Synovus Financial Corp...................................    390      12,238
SouthTrust Corp.*........................................    440      11,440
Charter One Financial, Inc.*.............................    220       7,018
Associated Banc-Corp.....................................    160       5,758
First Tennessee National Corp.*..........................    130       4,512
Washington Mutual, Inc.*.................................    120       4,506
Marshall & Ilsley Corp...................................     80       4,312
Investors Financial Services Corp.*......................     60       4,020
                                                                      MARKET
                                                                       VALUE
                                                           SHARES   (NOTE 1)
                                                           ------  ---------
City National Corp.......................................     90   $   3,986
Golden West Financial Corp...............................     60       3,854
Richmond County Financial Corp...........................    100       3,752
Commerce Bancshares, Inc.................................    100       3,690
Pacific Century Financial Corp.*.........................    140       3,611
Commerce Bancorp, Inc./NJ*...............................     50       3,505
Greater Bay Bancorp......................................    130       3,247
Wilmington Trust Corp.*..................................     50       3,133
Banknorth Group, Inc.*...................................    120       2,718
Commercial Federal Corp..................................    110       2,541
First Virginia Banks, Inc................................     50       2,356
Mercantile Bankshares Corp...............................     60       2,348
Provident Bankshares Corp................................     80       1,995
Silicon Valley Bancshares*...............................     90       1,980
Huntington Bancshares, Inc...............................    120       1,962
                                                                   ---------
    Total Common Stocks
      (Cost $1,422,249)..................................          1,442,088
                                                                   ---------

                                                             FACE
                                                           AMOUNT
                                                           ------
REPURCHASE
 AGREEMENTS 0.9%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01.....................................  $3,670      3,670
  3.93% due 07/02/01.....................................  6,759       6,759
  3.95% due 07/02/01.....................................  3,212       3,212
                                                                   ---------
    Total Repurchase Agreements (Cost $13,641)...........             13,641
                                                                   ---------
    Total Investments 100% (Cost $1,435,890).............          $1,455,729
                                                                   =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     11

                              RYDEX VARIABLE TRUST

                              BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
COMMON STOCKS 97.2%
Du Pont E.I. de Nemours & Co................................   5,350  $ 258,084
Alcoa, Inc.*................................................   4,660    183,604
Dow Chemical Co.............................................   4,490    149,293
Occidental Petroleum Corp.*.................................   3,400     90,406
International Paper Co......................................   2,400     85,680
Alcan, Inc..................................................   1,930     81,099
PPG Industries, Inc.*.......................................   1,540     80,958
Praxair, Inc.*..............................................   1,580     74,260
Weyerhaeuser Co.*...........................................   1,300     71,461
Ashland, Inc.*..............................................   1,700     68,170
Plum Creek Timber Co., Inc.*................................   1,780     50,071
Georgia-Pacific Group.......................................   1,470     49,760
Eastman Chemical Co.........................................   1,000     47,630
Barrick Gold Corp...........................................   3,050     46,208
Goodyear Tire & Rubber Co...................................   1,640     45,920
Air Products & Chemicals, Inc...............................     960     43,920
Willamette Industries.......................................     820     40,590
Rohm & Haas Co.*............................................   1,220     40,138
Georgia -- Pacific Timber Group.............................   1,000     35,750
Nucor Corp..................................................     670     32,756
Pohang Iron & Steel Co......................................   1,550     30,566
Vulcan Materials Co.*.......................................     540     29,025
Nova Chemicals Corp.*.......................................   1,330     27,518
Sigma-Aldrich...............................................     680     26,262
USX-U.S. Steel Group, Inc...................................   1,300     26,195
Anglo American Plc..........................................   1,689     25,284
Temple-Inland, Inc..........................................     470     25,046
Mead Corp...................................................     820     22,255
Great Lakes Chemical Corp...................................     630     19,435
Newmont Mining Corp.*.......................................   1,030     19,168
Lubrizol Corp.*.............................................     600     18,630
INCO, Ltd...................................................   1,060     18,296
Placer Dome, Inc............................................   1,830     17,934
                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
Anglogold, Ltd..............................................     990  $  17,731
Westvaco Corp...............................................     660     16,031
Abitibi-Consolidated, Inc...................................   2,020     15,453
Phelps Dodge Corp.*.........................................     340     14,110
Agrium, Inc.................................................   1,340     13,400
Freeport-McMoran Copper & Gold, Inc.*.......................   1,190     13,150
Centex Construction Products, Inc...........................     400     13,000
Boise Cascade Corp..........................................     360     12,661
Potlatch Corp...............................................     350     12,044
Engelhard Corp..............................................     460     11,863
Cabot Corp.*................................................     260      9,365
Potash Corp. of Saskatchewan*...............................     150      8,610
                                                                      ---------
    Total Common Stocks
      (Cost $2,133,687).....................................          2,038,790
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 2.8%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $16,001    16,001
  3.93% due 07/02/01........................................  29,465     29,465
  3.95% due 07/02/01........................................  14,000     14,000
                                                                      ---------
    Total Repurchase Agreements
      (Cost $59,466)........................................             59,466
                                                                      ---------
    Total Investments 100% (Cost $2,193,153)................          $2,098,256
                                                                      =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     12

                              RYDEX VARIABLE TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 97.1%
Amgen, Inc.*................................................  1,590   $96,481
Genzyme Corp-Genl Division*.................................    640    39,040
Idec Pharmaceuticals Corp.*.................................    540    36,552
Genentech, Inc.*............................................    630    34,713
Medimmune, Inc.*............................................    700    33,040
Chiron Corp.*...............................................    620    31,620
Immunex Corp.*..............................................  1,510    26,802
Biogen, Inc.*...............................................    480    26,093
Millennium Pharmaceuticals*.................................    710    25,262
Human Genome Sciences, Inc.*................................    370    22,292
Shire Pharmaceuticals Plc*..................................    361    20,035
Gilead Sciences, Inc.*......................................    330    19,203
Protein Design Labs, Inc.*..................................    150    13,014
Icos Corp.*.................................................    200    12,800
Cephalon, Inc.*.............................................    160    11,280
Enzon, Inc.*................................................    170    10,625
Vertex Pharmaceuticals, Inc.*...............................    200     9,900
SICOR, Inc.*................................................    390     9,009
Alkermes, Inc.*.............................................    240     8,424
Incyte Genomics, Inc.*......................................    280     6,867
COR Therapeutics, Inc.*.....................................    200     6,100
Aviron*.....................................................    100     5,700
Applera Corp-Celera Ge*.....................................    130     5,156
Myriad Genetics, Inc.*......................................     80     5,066
Teva Pharmaceutical Industries..............................     80     4,984
Immunomedics, Inc.*.........................................    220     4,708
Xoma Ltd.*..................................................    260     4,436
Affymetrix, Inc.*...........................................    200     4,410
Inhale Therapeutic Systems, Inc.*...........................    160     3,680
Transkaryotic Therapies, Inc.*..............................    120     3,534
Enzo Biochem, Inc.*.........................................    100     3,430
Cryolife, Inc.*.............................................     80     3,273
Amylin Pharmaceuticals, Inc.*...............................    250     2,812
Cell Genesys, Inc.*.........................................    120     2,460
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
Regeneron Pharmaceutical*...................................     70   $ 2,425
Scios, Inc.*................................................     90     2,251
ImClone Systems*............................................     40     2,112
Ligand Pharmaceuticals, Inc.*...............................    180     2,034
Pharmacyclics, Inc.*........................................     60     2,034
Alexion Pharmaceuticals, Inc.*..............................     70     1,680
Abgenix, Inc.*..............................................     30     1,350
Idexx Laboratories, Inc.*...................................     40     1,250
Corixa Corp.*...............................................     70     1,195
Sepracor, Inc.*.............................................     30     1,194
Invitrogen Corp.*...........................................     20     1,113
Entremed, Inc.*.............................................     60       960
Noven Pharmaceuticals, Inc.*................................     20       784
CuraGen Corp.*..............................................     20       728
Cerus Corp.*................................................     10       726
Medarex, Inc.*..............................................     30       705
Guilford Pharmaceuticals, Inc.*.............................     20       680
CV Therapeutics, Inc.*......................................     10       570
Cell Therapeutics, Inc.*....................................     20       553
OSI Pharmaceuticals, Inc.*..................................     10       526
Angiotech Pharmaceuticals, Inc.*............................     10       522
Trimeris, Inc.*.............................................     10       501
Applied Molecular Evolution, Inc.*..........................     40       499
Praecis Pharmaceuticals, Inc.*..............................     30       493
Biosite Diagnostics, Inc.*..................................     10       448
Gene Logic, Inc.*...........................................     20       436
NPS Pharmaceuticals, Inc.*..................................     10       402
QLT, Inc.*..................................................     20       392
Cubist Pharmaceuticals, Inc.*...............................     10       380
Arena Pharmaceuticals, Inc.*................................     10       305
Emisphere Technologies, Inc.*...............................     10       291
Dusa Pharmaceuticals, Inc.*.................................     20       285
                                                                      -------
    Total Common Stocks
      (Cost $535,596).......................................          582,625
                                                                      -------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     13

                              RYDEX VARIABLE TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                    MARKET
                                           FACE      VALUE
                                         AMOUNT   (NOTE 1)
                                         ------  ---------
REPURCHASE
 AGREEMENTS 2.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  3.90% due 07/02/01...................  $4,675   $ 4,675
  3.93% due 07/02/01...................  8,609      8,609
  3.95% due 07/02/01...................  4,090      4,090
                                                  -------
    Total Repurchase Agreements
     (Cost $17,374)....................            17,374
                                                  -------
    Total Investments 100%
     (Cost $552,970)...................           $599,999
                                                  =======

See Notes to Financial Statements.     14

                              RYDEX VARIABLE TRUST

                             CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 98.6%
Philip Morris Companies, Inc................................  1,320   $66,989
Coca-Cola Co.*..............................................  1,290    58,050
Procter & Gamble Co.*.......................................    790    50,402
Pepsico, Inc................................................    870    38,454
Anheuser-Busch Companies, Inc...............................    520    21,424
Colgate-Palmolive Co.*......................................    360    21,236
Kimberly-Clark Corp.........................................    340    19,006
Gillette Co.*...............................................    550    15,945
Safeway, Inc.*..............................................    320    15,360
Kroger Co.*.................................................    460    11,500
Sysco Corp.*................................................    380    10,317
Quaker Oats Co..............................................    110    10,038
H.J. Heinz Co...............................................    240     9,814
General Mills, Inc.*........................................    200     8,756
Cendant Corp.*..............................................    420     8,190
Avon Products...............................................    160     7,405
Albertson's, Inc.*..........................................    240     7,198
eBay, Inc.*.................................................    100     6,849
Sara Lee Corp.*.............................................    350     6,629
Wrigley (WM.) JR Co.........................................    120     5,622
Hershey Foods Corp..........................................     90     5,554
Block H & R, Inc.*..........................................     80     5,164
Ralston Purina Co...........................................    170     5,103
Conagra Foods, Inc.*........................................    240     4,754
Yahoo!, Inc.*...............................................    220     4,398
Payless Shoesource, Inc.*...................................     60     3,882
Estee Lauder Companies, Inc.................................     90     3,879
Brown-Forman Corp...........................................     60     3,836
Fortune Brands, Inc.........................................    100     3,836
Kellogg Co..................................................    130     3,770
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
Newell Rubbermaid, Inc......................................    150   $ 3,765
Clorox Co.*.................................................    110     3,724
Campbell Soup Co.*..........................................    130     3,348
Pepsi Bottling Group, Inc...................................     70     2,807
Omnicom Group...............................................     30     2,580
Apollo Group, Inc.*.........................................     60     2,547
Adolph Coors................................................     50     2,509
UST, Inc....................................................     80     2,308
Archer-Daniels-Midland Co...................................    160     2,080
Whirlpool Corp..............................................     30     1,875
Gucci Group NV..............................................     20     1,675
Earthlink, Inc.*............................................     90     1,269
                                                                      -------
    Total Common Stocks (Cost $472,326).....................          473,847
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 1.4%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $1,812    1,812
  3.93% due 07/02/01........................................  3,337     3,337
  3.95% due 07/02/01........................................  1,586     1,586
                                                                      -------
    Total Repurchase Agreements (Cost $6,735)...............            6,735
                                                                      -------
    Total Investments 100% (Cost $479,061)..................          $480,582
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     15

                              RYDEX VARIABLE TRUST

                                  ENERGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
COMMON STOCKS 99.0%
Exxon Mobil Corp............................................  3,790   $ 331,057
BP Plc.-Spons ADR...........................................  4,070     202,888
Royal Dutch Petroleum Co....................................  2,240     130,524
Chevron Corp................................................    800      72,399
TotalFinaElf SA.............................................  1,030      72,305
Texaco, Inc.................................................    760      50,616
EL Paso Corp.*..............................................    830      43,608
Shell Transport & Trading Co., Plc..........................    860      43,292
Enron Corp..................................................    800      39,200
Halliburton Co.*............................................  1,090      38,804
Ashland, Inc.*..............................................    750      30,075
Occidental Petroleum Corp.*.................................  1,080      28,717
Phillips Petroleum Co.*.....................................    500      28,500
USX-Marathon Group, Inc.....................................    920      27,149
Dynegy, Inc.*...............................................    550      25,575
Kerr-McGee Corp.*...........................................    380      25,183
Baker Hughes, Inc...........................................    710      23,785
Unocal Corp.*...............................................    650      22,198
National Fuel Gas Co........................................    400      20,796
Schlumberger, Ltd.*.........................................    380      20,007
Anadarko Petroleum Corp.....................................    370      19,991
Transocean Sedco Forex, Inc.................................    480      19,800
Amerada Hess Corp...........................................    240      19,392
Equitable Resources, Inc....................................    560      18,654
Kinder Morgan, Inc.*........................................    330      16,583
Burlington Resources, Inc.*.................................    340      13,583
Ultramar Diamond Shamrock Corp..............................    250      11,813
Murphy Oil Corp.............................................    150      11,040
Tosco Corp..................................................    240      10,572
Santa Fe International Corp.................................    340       9,860
Sunoco, Inc.*...............................................    260       9,524
Devon Energy Corp...........................................    180       9,450
Apache Corp.................................................    180       9,135
                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
Ensco International, Inc....................................    340   $   7,956
Williams Cos, Inc.*.........................................    220       7,249
Nabors Industries, Inc.*....................................    190       7,068
EOG Resources, Inc.*........................................    190       6,755
Diamond Offshore Drilling*..................................    180       5,949
Grant Prideco, Inc.*........................................    320       5,597
Repsol YPF SA*..............................................    280       4,665
Noble Affiliates, Inc.*.....................................    130       4,596
Tidewater, Inc..............................................    120       4,524
Cooper Cameron Corp.*.......................................     70       3,906
Imperial Oil, Ltd...........................................    130       3,348
Noble Drilling Corp.*.......................................     90       2,948
BJ Services Co.*............................................     70       1,987
Weatherford International, Inc.*............................     40       1,920
Rowan Companies, Inc.*......................................     50       1,105
Global Marine, Inc.*........................................     30         559
                                                                      ---------
    Total Common Stocks (Cost $1,642,398)...................          1,526,207
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 1.0%
Repurchase agreements collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $4,352      4,352
  3.93% due 07/02/01........................................  8,014       8,014
  3.95% due 07/02/01........................................  3,808       3,808
                                                                      ---------
    Total Repurchase Agreements
      (Cost $16,174)........................................             16,174
                                                                      ---------
    Total Investments 100%
      (Cost $1,658,572).....................................          $1,542,381
                                                                      =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     16

                              RYDEX VARIABLE TRUST

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 99.3%
Schlumberger, Ltd...........................................  1,110   $58,442
Halliburton Co..............................................  1,030    36,668
Transocean Sedco Forex, Inc.................................    720    29,700
Baker Hughes, Inc...........................................    680    22,780
Weatherford International, Inc.*............................    280    13,440
Diamond Offshore Drilling...................................    400    13,220
Nabors Industries, Inc.*....................................    330    12,276
BJ Services Co.*............................................    410    11,636
Noble Drilling Corp.*.......................................    350    11,462
Global Marine, Inc.*........................................    510     9,501
Ensco International, Inc....................................    380     8,892
Cooper Cameron Corp.*.......................................    140     7,812
Smith International, Inc.*..................................    130     7,787
Rowan Companies, Inc.*......................................    290     6,409
Grant Prideco, Inc.*........................................    350     6,121
National-Oilwell, Inc.*.....................................    210     5,628
Varco International, Inc.*..................................    290     5,397
Tidewater, Inc..............................................    140     5,278
Helmerich & Payne, Inc......................................    160     4,931
Pride International, Inc.*..................................    210     3,990
Marine Drilling Co., Inc.*..................................    190     3,631
Global Industries, Ltd.*....................................    270     3,367
Veritas DGC, Inc.*..........................................    120     3,330
Western Gas Resources, Inc..................................    100     3,260
Houston Exploration Company*................................     90     2,813
Newpark Resources*..........................................    220     2,442
Seacor Smit, Inc.*..........................................     50     2,337
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
McDermott International, Inc................................    190   $ 2,213
Input/Output, Inc.*.........................................    160     2,032
Carbo Ceramics, Inc.........................................     50     1,852
Parker Drilling Co.*........................................    250     1,625
Oceaneering International, Inc.*............................     70     1,453
Precision Drilling Corp.*...................................     20       625
Santa Fe International Corp.................................     20       580
Hanover Compressor Co.*.....................................     10       331
                                                                      -------
    Total Common Stocks (Cost $353,184).....................          313,261
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 0.7%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $ 612       612
  3.93% due 07/02/01........................................  1,126     1,126
  3.95% due 07/02/01........................................    535       535
                                                                      -------
    Total Repurchase Agreements (Cost $2,273)...............            2,273
                                                                      -------
    Total Investments 100% (Cost $355,457)..................          $315,534
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     17

                              RYDEX VARIABLE TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 98.8%
Pfizer, Inc.*...............................................    600   $24,029
Merck & Co., Inc.*..........................................    220    14,059
Johnson & Johnson*..........................................    268    13,399
GlaxoSmithKline Plc.*.......................................    170     9,553
Bristol-Myers Squibb Co.*...................................    170     8,891
American Home Products Corp.*...............................    150     8,766
Novartis....................................................    240     8,676
Eli Lilly & Co.*............................................    110     8,140
Amgen, Inc.*................................................    120     7,282
Abbott Laboratories*........................................    150     7,202
AstraZeneca Plc.............................................    140     6,545
Medtronic, Inc.*............................................    130     5,981
Aventis SA..................................................     70     5,592
Pharmacia Corp.*............................................    120     5,514
Schering-Plough Corp.*......................................    130     4,711
Cardinal Health, Inc........................................     60     4,140
HCA, Inc.*..................................................     90     4,067
Baxter International, Inc...................................     80     3,920
Biomet, Inc.*...............................................     60     2,884
Genentech, Inc.*............................................     50     2,755
UnitedHealth Group, Inc.....................................     40     2,470
Genzyme Corp.--Genl Division*...............................     40     2,440
Forest Laboratories, Inc.*..................................     30     2,130
Tenet Healthcare Corp.*.....................................     40     2,064
Chiron Corp.*...............................................     40     2,040
Wellpoint Health Networks*..................................     20     1,885
Teva Pharmaceutical Industries..............................     30     1,869
Elan Corp., Plc.*...........................................     30     1,830
Allergan, Inc...............................................     20     1,710
Stryker Corp................................................     30     1,646
Biogen, Inc.*...............................................     30     1,631
McKesson HBOC, Inc..........................................     40     1,485
Guidant Corp.*..............................................     40     1,440
Medimmune, Inc.*............................................     30     1,416
Idec Pharmaceuticals Corp.*.................................     20     1,354
Immunex Corp.*..............................................     70     1,243
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
Sigma-Aldrich...............................................     30   $ 1,159
Lincare Holdings, Inc.*.....................................     30       900
IMS Health, Inc.*...........................................     30       855
Sepracor, Inc.*.............................................     20       796
Becton Dickinson & Co.*.....................................     20       716
Millennium Pharmaceuticals*.................................     20       712
Watson Pharmaceutical*......................................     10       616
Human Genome Sciences, Inc.*................................     10       603
Shire Pharmaceuticals Plc.*.................................     10       555
King Pharmaceuticals, Inc.*.................................     10       538
Applied Biosystems Group -- Applera Corp....................     20       535
Healthsouth Corp.*..........................................     30       479
Beckman Coulter, Inc........................................     10       408
QLT, Inc.*..................................................     20       392
Ivax Corp.*.................................................     10       390
Boston Scientific Corp.*....................................     20       340
Syngenta AG*................................................     20       216
                                                                      -------
    Total Common Stocks (Cost $203,266).....................          194,969
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 1.2%
Repurchase agreements collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $ 614       614
  3.93% due 07/02/01........................................  1,132     1,132
  3.95% due 07/02/01........................................    538       538
                                                                      -------
    Total Repurchase Agreements (Cost $2,284)...............            2,284
                                                                      -------
    Total Investments 100% (Cost $205,550)..................          $197,253
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     18

                              RYDEX VARIABLE TRUST

                                 INTERNET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 99.4%
AOL Time Warner, Inc.*......................................   500    $26,500
Cisco Systems, Inc.*........................................   890     16,198
Qwest Communications International..........................   460     14,660
Sun Microsystems, Inc.*.....................................   900     14,148
eBay, Inc.*.................................................   170     11,643
Qualcomm, Inc.*.............................................   160      9,357
VeriSign, Inc.*.............................................   140      8,402
Yahoo, Inc.*................................................   400      7,996
BEA Systems, Inc.*..........................................   240      7,370
Broadcom Corp.*.............................................   170      7,269
Intuit, Inc.*...............................................   170      6,798
Check Point Software Technologies*..........................   130      6,574
I2 Technologies, Inc.*......................................   290      5,742
Juniper Networks, Inc.*.....................................   140      4,354
Amazon.Com, Inc.*...........................................   270      3,821
Checkfree Corp.*............................................    70      2,455
Palm, Inc.*.................................................   400      2,428
WebMD Corp.*................................................   310      2,170
Tibco Software, Inc.*.......................................   150      1,916
Sycamore Networks, Inc.*....................................   200      1,864
RSA Security, Inc.*.........................................    60      1,857
Novell, Inc.*...............................................   310      1,764
Earthlink, Inc.*............................................   110      1,551
E*trade Group, Inc.*........................................   240      1,548
RealNetworks, Inc.*.........................................   130      1,528
Vignette Corp.*.............................................   170      1,508
Level 3 Communications, Inc.*...............................   270      1,482
3Com Corp.*.................................................   300      1,425
DoubleClick, Inc.*..........................................   100      1,396
Network Associates, Inc.*...................................   110      1,370
Priceline.com, Inc.*........................................   120      1,086
CNET Networks, Inc.*........................................    80      1,040
BroadVision, Inc.*..........................................   180        900
Redback Networks*...........................................   100        892
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
Ariba, Inc.*................................................   160    $   880
Inktomi Corp.*..............................................    90        863
Nortel Networks Corp........................................    90        818
Scientific-Atlanta, Inc.....................................    20        812
Exodus Communications, Inc.*................................   350        721
Akamai Technologies, Inc.*..................................    70        642
At Home Corp.*..............................................   300        642
Commerce One, Inc.*.........................................   110        642
webMethods, Inc.*...........................................    30        635
CMGI, Inc.*.................................................   210        630
Travelocity.com*............................................    20        614
Freemarkets, Inc.*..........................................    30        600
Red Hat, Inc.*..............................................   130        520
Global Crossing Ltd.*.......................................    60        518
Turnstone Systems, Inc.*....................................    60        420
Internet Capital Group, Inc.*...............................   140        280
                                                                      -------
    Total Common Stocks (Cost $198,560).....................          191,249
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 0.6%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................   $323       323
  3.93% due 07/02/01........................................   596        596
  3.95% due 07/02/01........................................   283        283
                                                                      -------
    Total Repurchase Agreements (Cost $1,202)...............            1,202
                                                                      -------
    Total Investments 100% (Cost $199,762)..................          $192,451
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     19

                              RYDEX VARIABLE TRUST

                                  LEISURE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
COMMON STOCKS 98.9%
AOL Time Warner, Inc.*......................................  4,240   $ 224,720
Viacom, Inc.*...............................................  2,320     120,061
Sony Corp...................................................  1,140      75,012
Walt Disney Co..............................................  2,060      59,513
Clear Channel Communications*...............................    800      50,160
USA Networks, Inc.*.........................................  1,660      46,795
Carnival Corp.*.............................................  1,390      42,673
Gemstar-TV Guide International, Inc.*.......................    960      42,240
News Corp., Ltd.............................................  1,090      40,494
Marriott International, Inc.................................    780      36,925
Harley-Davidson, Inc........................................    780      36,722
Electronic Arts, Inc.*......................................    570      33,003
Mattel, Inc.................................................  1,580      29,894
Sabre Holdings Corp.*.......................................    550      27,500
Starwood Hotels & Resorts Worldwide, Inc....................    680      25,350
International Game Technology*..............................    360      22,590
THQ, Inc.*..................................................    330      19,678
Polaris Industries, Inc.*...................................    330      15,114
Toys R US, Inc.*............................................    560      13,860
Macrovision Corp.*..........................................    130       8,905
International Speedway Corp.................................    210       8,820
Take-Two Interactive Softwar*...............................    420       7,791
Ticketmaster*...............................................    520       7,696
Royal Caribbean Cruises, Ltd................................    340       7,517
Six Flags, Inc.*............................................    350       7,364
Hotel Reservations Network, Inc.*...........................    140       6,514
Direct Focus, Inc.*.........................................    130       6,175
Meredith Corp...............................................    160       5,730
MGM Mirage*.................................................    190       5,692
Four Seasons Hotels, Inc....................................     90       4,982
Pixar, Inc.*................................................    120       4,896
                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
Activision, Inc.*...........................................     90   $   3,533
Anchor Services*............................................     50       3,231
Sirius Satellite Radio, Inc.*...............................    260       3,169
Bally Total Fitness Holding*................................    100       2,961
Jakks Pacific, Inc.*........................................    150       2,805
Metro-Goldwyn-Mayer, Inc.*..................................    120       2,718
Harman International Industries, Inc........................     70       2,666
Winnebago Industries........................................     80       2,460
Extended Stay America, Inc.*................................    160       2,400
Pegasus Communications Corp.*...............................    100       2,250
WMS Industries, Inc.*.......................................     60       1,930
SCP Pool Corp.*.............................................     50       1,722
Concord Camera Corp.*.......................................     60         354
                                                                      ---------
    Total Common Stocks (Cost $1,099,816)...................          1,076,585
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 1.1%
Repurchase agreements collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $3,204      3,204
  3.93% due 07/02/01........................................  5,900       5,900
  3.95% due 07/02/01........................................  2,804       2,804
                                                                      ---------
    Total Repurchase Agreements
      (Cost $11,908)........................................             11,908
                                                                      ---------
    Total Investments 100% (Cost $1,111,724)................          $1,088,493
                                                                      =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     20

                              RYDEX VARIABLE TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                              SHARES   (NOTE 1)
                                                              ------  ---------
COMMON STOCKS 94.0%
Barrick Gold Corp...........................................  19,018  $ 288,121
Newmont Mining Corp.*.......................................  13,070    243,233
Placer Dome, Inc............................................  20,347    199,401
Gold Fields, Ltd............................................  28,792    131,004
Harmony Gold Mining Co., Ltd................................  22,690    129,106
Phelps Dodge Corp.*.........................................   2,512    104,248
BHP Billiton, Ltd...........................................   4,569     99,376
Meridian Gold, Inc.*........................................  12,186     96,879
Homestake Mining Co.........................................  12,348     95,697
Anglogold, Ltd..............................................   4,969     88,995
Freeport-McMoran Copper & Gold, Inc.*.......................   7,854     86,787
Anglo American Plc..........................................   5,000     74,850
Agnico-Eagle Mines..........................................   8,540     72,590
Apex Silver Mines, Ltd.*....................................   6,103     69,452
Stillwater Mining Co.*......................................   2,001     58,529
Coeur D'alene Mines Corp.*..................................  22,470     29,885
Glamis Gold, Ltd.*..........................................  10,149     28,823
Kinross Gold Corp.*.........................................  23,582     18,630
Hecla Mining Co.*...........................................  12,364     14,219
                                                                      ---------
    Total Common Stocks (Cost $1,482,596)...................          1,929,825
                                                                      ---------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE AGREEMENTS 6.0%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................  $33,309    33,309
  3.93% due 07/02/01........................................  61,339     61,339
  3.95% due 07/02/01........................................  29,146     29,146
                                                                      ---------
    Total Repurchase Agreements (Cost $123,794).............            123,794
                                                                      ---------
    Total Investments 100% (Cost $1,606,390)................          $2,053,619
                                                                      =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     21

                              RYDEX VARIABLE TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                               SHARES  (NOTE 1)
                                                              -------  --------
COMMON STOCKS 99.6%
Microsoft Corp.*............................................      740  $53,724
Intel Corp.*................................................      910   26,617
International Business Machines Corp........................      220   24,859
Cisco Systems, Inc.*........................................      890   16,197
Oracle Corp.*...............................................      730   13,870
Dell Computer Corp.*........................................      340    8,823
Applied Materials, Inc.*....................................      160    7,856
Qualcomm, Inc.*.............................................      130    7,602
Sun Microsystems, Inc.*.....................................      460    7,231
EMC Corp-Mass*..............................................      240    6,972
Automatic Data Processing...................................      140    6,958
Veritas Software Corp.*.....................................       80    5,322
Hewlett-Packard Co.*........................................      180    5,148
Electronic Arts, Inc.*......................................       80    4,632
Maxim Integrated Products*..................................       90    3,979
Siebel Systems, Inc.*.......................................       80    3,752
Apple Computer, Inc.*.......................................      160    3,720
Novellus Systems, Inc.*.....................................       60    3,407
ASML Holding NV*............................................      150    3,338
Xilinx, Inc.*...............................................       80    3,299
Amdocs, Ltd.*...............................................       60    3,231
Texas Instruments, Inc.*....................................      100    3,150
Flextronics International, Ltd.*............................      110    2,872
JDS Uniphase Corp.*.........................................      220    2,805
Intuit, Inc.*...............................................       70    2,799
Corning, Inc.*..............................................      160    2,674
Peoplesoft, Inc.*...........................................       50    2,462
General Motors -- Class H*..................................      120    2,430
VeriSign, Inc.*.............................................       40    2,400
Nortel Networks Corp........................................      260    2,363
Kla-Tencor Corp.*...........................................       40    2,339
Comverse Technology, Inc.*..................................       40    2,305
Alcatel SA*.................................................      110    2,281
CIENA Corp.*................................................       60    2,280
Linear Technology Corp......................................       50    2,211
                                                                         MARKET
                                                                          VALUE
                                                               SHARES  (NOTE 1)
                                                              -------  --------
Yahoo!, Inc.*...............................................      110  $ 2,199
Motorola, Inc...............................................      130    2,153
Broadcom Corp.*.............................................       50    2,138
Citrix Systems, Inc.*.......................................       60    2,094
Solectron Corp.*............................................      110    2,013
Synopsys, Inc.*.............................................       40    1,936
Tellabs, Inc.*..............................................      100    1,928
Lucent Technologies, Inc.*..................................      310    1,922
Sanmina Corp.*..............................................       80    1,873
Autodesk, Inc.*.............................................       50    1,865
Compaq Computer Corp........................................      120    1,859
BEA Systems, Inc.*..........................................       60    1,843
Chartered Semiconductor*....................................       70    1,768
Brocade Communications System*..............................       40    1,760
Altera Corp.*...............................................       60    1,740
Micron Technology, Inc.*....................................       40    1,644
Atmel Corp.*................................................      120    1,619
Foundry Networks, Inc.*.....................................       80    1,598
PMC -- Sierra, Inc.*........................................       50    1,554
Check Point Software Technologies*..........................       30    1,517
Sandisk Corp.*..............................................       50    1,395
I2 Technologies, Inc.*......................................       70    1,386
Computer Sciences Corp.*....................................       40    1,384
Perkinelmer, Inc.*..........................................       50    1,377
Juniper Networks, Inc.*.....................................       40    1,244
Mercury Interactive Co.*....................................       20    1,198
Rational Software Corp.*....................................       40    1,122
ADC Telecommunications, Inc.*...............................      160    1,056
Openwave Systems, Inc.*.....................................       30    1,041
Applied Micro Circuits Corp.*...............................       60    1,032
Network Appliance, Inc.*....................................       70      959
Sonus Networks, Inc.*.......................................       40      934
Vitesse Semiconductor Corp.*................................       40      842
Emulex Corp.*...............................................       20      808
Sycamore Networks, Inc.*....................................       80      746

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     22

                              RYDEX VARIABLE TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                    MARKET
                                                     VALUE
                                          SHARES  (NOTE 1)
                                         -------  --------
Palm, Inc.*............................      120  $   728
New Focus, Inc.*.......................       40      330
ARIBA, Inc.*...........................       50      275
Exodus Communications*.................       90      185
MCDATA Corp.*..........................       10      176
                                                  -------
    Total Common Stocks
      (Cost $321,882)..................           311,149
                                                  -------

                                                    MARKET
                                            FACE     VALUE
                                          AMOUNT  (NOTE 1)
                                         -------  --------
REPURCHASE
 AGREEMENTS 0.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  3.90% due 07/02/01...................  $   315  $   315
  3.93% due 07/02/01...................      580      580
  3.95% due 07/02/01...................      276      276
                                                  -------
    Total Repurchase Agreements
      (Cost $1,171)....................             1,171
                                                  -------
    Total Investments 100%
      (Cost $323,053)..................           $312,320
                                                  =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     23

                              RYDEX VARIABLE TRUST

                              TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 99.3%
Union Pacific Corp..........................................   200    $10,982
FedEx Corporation*..........................................   250     10,050
Southwest Airlines..........................................   510      9,430
United Parcel Service, Inc..................................   140      8,092
Magna International, Inc....................................    90      5,534
Delta Air Lines, Inc........................................   110      4,849
Burlington Northern Santa Fe Corp...........................   160      4,827
Canadian Pacific, Ltd.......................................   120      4,650
Paccar, Inc.................................................    90      4,628
AMR Corp./Del*..............................................   120      4,336
CSX Corporation.............................................    90      3,262
Canadian National Railway Co................................    80      3,240
Continental Airlines, Inc.*.................................    50      2,462
Swift Transportation Co., Inc.*.............................   120      2,311
C.H. Robinson Worldwide, Inc................................    80      2,231
Gatx Corp...................................................    50      2,005
Norfolk Southern Corp.......................................    80      1,656
Teekay Shipping Corp........................................    40      1,601
UAL Corp....................................................    40      1,406
Volvo AB....................................................    90      1,368
Northwest Airlines Corp.*...................................    50      1,263
Navistar International Corp.*...............................    40      1,125
British Airways Plc.........................................    20        978
Usfreightways Corporation...................................    30        885
Alexander & Baldwin, Inc....................................    30        772
Florida East Coast Inds.....................................    20        708
EGL, Inc.*..................................................    40        698
Landstar System, Inc.*......................................    10        680
Atlantic Coast Airlines Holdings, Inc.*.....................    20        600
Expeditors International Washington, Inc....................    10        600
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
KLM-Koninklijke Luchtvaart Mij NV...........................    30    $   530
Xtra Corp.*.................................................    10        496
Roadway Express, Inc........................................    20        475
Dana Corp...................................................    20        467
Forward Air Corporation*....................................    10        300
Alaska Air Group, Inc.*.....................................    10        289
CNF, Inc....................................................    10        283
Atlas Air Worldwide Holdings, Inc.*.........................    20        282
Skywest, Inc................................................    10        280
US Airways Group, Inc.*.....................................    10        243
Knightsbridge Tankers, Ltd..................................    10        200
Arnold Industries, Inc......................................    10        194
JB Hunt Transport Services, Inc.............................    10        183
                                                                      -------
    Total Common Stocks (Cost $99,019)......................          101,451
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 0.7%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................   $188       188
  3.93% due 07/02/01........................................   346        346
  3.95% due 07/02/01........................................   164        164
                                                                      -------
    Total Repurchase Agreements (Cost $698).................              698
                                                                      -------
    Total Investments 100% (Cost $99,717)...................          $102,149
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     24

                              RYDEX VARIABLE TRUST

                                 UTILITIES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
COMMON STOCKS 99.7%
Duke Energy Corp.*..........................................   545    $21,260
Enron Corp..................................................   350     17,150
EL Paso Corp.*..............................................   320     16,813
FPL Group, Inc..............................................   160      9,634
Exelon Corp.*...............................................   150      9,618
AES Corp.*..................................................   210      9,041
Dynegy, Inc.*...............................................   190      8,835
Allegheny Energy, Inc.......................................   170      8,203
Public Service Enterprise Group*............................   160      7,824
TXU Corp....................................................   160      7,710
American Electric Power.....................................   160      7,387
New Dominion Resources*.....................................   120      7,216
Progress Energy, Inc.*......................................   160      7,187
GPU, Inc....................................................   160      5,624
PPL Corp....................................................   100      5,500
Williams Cos, Inc.*.........................................   160      5,272
Southern Co./The*...........................................   210      4,882
Ameren Corp.................................................   110      4,697
Calpine Corp.*..............................................   110      4,158
Mirant Corp.*...............................................   120      4,128
Kinder Morgan, Inc.*........................................    80      4,020
Reliant Energy, Inc.*.......................................   120      3,865
Cinergy Corp.*..............................................    90      3,146
XCEL Energy, Inc.*..........................................   110      3,129
DTE Energy Co...............................................    60      2,786
KeySpan Corp.*..............................................    70      2,554
NiSource, Inc.*.............................................    90      2,460
Pinnacle West Capital Corp.*................................    50      2,370
                                                                        MARKET
                                                                         VALUE
                                                              SHARES  (NOTE 1)
                                                              ------  --------
Nicor, Inc.*................................................    50    $ 1,949
CMS Energy Corp.............................................    70      1,949
Teco Energy, Inc.*..........................................    60      1,830
Idacorp, Inc.*..............................................    50      1,744
Constellation Energy Group, Inc.*...........................    40      1,704
Potomac Electric Power......................................    70      1,464
Equitable Resources, Inc....................................    40      1,332
Entergy Corp................................................    30      1,152
FirstEnergy Corp.*..........................................    30        965
Western Resources, Inc......................................    40        860
                                                                      -------
    Total Common Stocks (Cost $221,903).....................          211,418
                                                                      -------

                                                                FACE
                                                              AMOUNT
                                                              ------
REPURCHASE
 AGREEMENTS 0.3%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 5):
  3.90% due 07/02/01........................................   $189       189
  3.93% due 07/02/01........................................   348        348
  3.95% due 07/02/01........................................   165        165
                                                                      -------
    Total Repurchase Agreements (Cost $702).................              702
                                                                      -------
    Total Investments 100% (Cost $222,605)..................          $212,120
                                                                      =======

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     25

                              RYDEX VARIABLE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                               U.S.
                                         GOVERNMENT
                                              MONEY
                                             MARKET        NOVA        URSA
                                               FUND        FUND        FUND
                                         ----------  ----------  ----------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $39,944,174 $79,317,529 $8,935,898
  Receivable for Futures Contracts
    Settlement.........................      --         417,218      --
  Investment Income Receivable.........       1,629       5,931         943
  Receivable for Shares Purchased......     682,068      36,006   3,298,025
  Unamortized Organization Costs (Note
    1).................................      27,242      19,980      14,249
  Other Assets.........................         240       7,590      --
                                         ----------  ----------  ----------
    Total Assets.......................  40,655,353  79,804,254  12,249,115
                                         ----------  ----------  ----------
LIABILITIES
  Payable for Securities Purchased.....      --          --             977
  Payable for Futures Contracts
    Settlement.........................      --          --          11,950
  Payable for Shares Redeemed..........     236,671   4,416,478     107,031
  Dividends Payable....................         298      --          --
  Organizational Expense Payable to
    Advisor (Note 1)...................      29,149      23,272      14,784
  Investment Advisory Fee Payable (Note
    6).................................      20,080      52,260       8,385
  Transfer Agent Fee Payable (Note
    6).................................       8,032      17,420       2,329
  Service Fee Payable (Note 6).........      10,040      17,420       2,329
  Other Liabilities....................      20,286      28,615      19,204
                                         ----------  ----------  ----------
    Total Liabilities..................     324,556   4,555,465     166,989
                                         ----------  ----------  ----------
NET ASSETS.............................  $40,330,797 $75,248,789 $12,082,126
                                         ==========  ==========  ==========
Shares Outstanding.....................  40,344,048   6,244,908   1,820,446
Net Asset Value Per Share..............       $1.00      $12.05       $6.64

* TOTAL COST OF SECURITIES AT VALUE IS $39,944,174, $80,073,719 AND $8,846,793,
  RESPECTIVELY.
See Notes to Financial Statements.     26

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STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                                       U.S.
                                                 OTC     ARKTOS  GOVERNMENT
                                                FUND       FUND   BOND FUND
                                         -----------  ---------  ----------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $217,791,767 $1,512,629 $2,891,443
  Segregated Cash With Broker..........    1,782,000    276,456     35,000
  Receivable for Futures Contracts
    Settlement.........................      330,000     --         --
  Investment Income Receivable.........        1,233        250     22,059
  Receivable for Shares Purchased......      260,913     --         24,279
  Unamortized Organization Costs (Note
    1).................................        5,152     --         16,671
  Other Assets.........................          165     --         --
                                         -----------  ---------  ---------
    Total Assets.......................  220,171,230  1,789,335  2,989,452
                                         -----------  ---------  ---------
LIABILITIES
  Payable for Securities Purchased.....      775,804     --         33,820
  Payable for Futures Contracts
    Settlement.........................      --          49,904     19,375
  Payable for Shares Redeemed..........      201,404      1,718        204
  Dividends Payable....................      --          --              5
  Organizational Expense Payable to
    Advisor (Note 1)...................       14,081     --         16,793
  Investment Advisory Fee Payable (Note
    6).................................      137,220      1,194      1,194
  Transfer Agent Fee Payable (Note
    6).................................       45,740        332        478
  Service Fee Payable (Note 6).........       45,740        332        597
  Other Liabilities....................      145,125        947     27,338
                                         -----------  ---------  ---------
    Total Liabilities..................    1,365,114     54,427     99,804
                                         -----------  ---------  ---------
NET ASSETS.............................  $218,806,116 $1,734,908 $2,889,648
                                         ===========  =========  =========
Shares Outstanding.....................   12,480,402     62,346    259,341
Net Asset Value Per Share..............       $17.53     $27.83     $11.14

* TOTAL COST OF SECURITIES AT VALUE IS $198,474,537, $1,513,846 AND $2,888,546
  RESPECTIVELY.
See Notes to Financial Statements.     27

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STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                                        BASIC
                                           BANKING  MATERIALS  BIOTECHNOLOGY
                                              FUND       FUND           FUND
                                         ---------  ---------  -------------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $1,455,729 $2,098,256 $     599,999
  Investment Income Receivable.........      3,014      3,771              6
  Receivable for Shares Purchased......     --         70,274       --
                                         ---------  ---------  -------------
    Total Assets.......................  1,458,743  2,172,301        600,005
                                         ---------  ---------  -------------
LIABILITIES
  Payable for Securities Purchased.....     --         72,891       --
  Payable for Shares Redeemed..........      3,248          2            559
  Investment Advisory Fee Payable (Note
    6).................................      1,075      1,494            403
  Transfer Agent Fee Payable (Note
    6).................................        316        444            119
  Service Fee Payable (Note 6).........        316        444            119
  Payable to Custodian.................     --         13,391       --
  Other Liabilities....................        800      1,153            380
                                         ---------  ---------  -------------
    Total Liabilities..................      5,755     89,819          1,580
                                         ---------  ---------  -------------
NET ASSETS.............................  $1,452,988 $2,082,482 $     598,425
                                         =========  =========  =============
Shares Outstanding.....................     55,539     84,651         22,107
Net Asset Value Per Share..............     $26.16     $24.60         $27.07

* TOTAL COST OF SECURITIES AT VALUE IS $1,435,890, $2,193,153 AND $552,970 RESPECTIVELY.
See Notes to Financial Statements.     28

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STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                         CONSUMER               ENERGY
                                         PRODUCTS     ENERGY  SERVICES
                                             FUND       FUND      FUND
                                         --------  ---------  --------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $480,582  $1,542,381 $315,534
  Receivable for Securities Sold.......    --         --       77,172
  Investment Income Receivable.........      326         906      206
                                         -------   ---------  -------
    Total Assets.......................  480,908   1,543,287  392,912
                                         -------   ---------  -------
LIABILITIES
  Payable for Securities Purchased.....    --         --        1,554
  Payable for Shares Redeemed..........    4,470       3,298   72,315
  Investment Advisory Fee Payable (Note
    6).................................      313       1,042      261
  Transfer Agent Fee Payable (Note
    6).................................       92         306       77
  Service Fee Payable (Note 6).........       92         306       77
  Other Liabilities....................      190         637      374
                                         -------   ---------  -------
    Total Liabilities..................    5,157       5,589   74,658
                                         -------   ---------  -------
NET ASSETS.............................  $475,751  $1,537,698 $318,254
                                         =======   =========  =======
Shares Outstanding.....................   19,811      66,932   15,391
Net Asset Value Per Share..............   $24.01      $22.97   $20.68

* TOTAL COST OF SECURITIES AT VALUE IS $479,061, $1,658,572 AND $355,457 RESPECTIVELY.
See Notes to Financial Statements.     29

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STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                         HEALTH CARE   INTERNET      LEISURE
                                                FUND       FUND         FUND
                                         -----------  ---------  -----------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $   197,253  $ 192,451  $ 1,088,493
  Receivable for Securities Sold.......       78,361     --          --
  Investment Income Receivable.........            4          8          218
                                         -----------  ---------  -----------
    Total Assets.......................      275,618    192,459    1,088,711
                                         -----------  ---------  -----------
LIABILITIES
  Payable for Securities Purchased.....       13,022     --          --
  Payable for Shares Redeemed..........       64,955      1,886        7,999
  Investment Advisory Fee Payable (Note
    6).................................           22        140          697
  Transfer Agent Fee Payable (Note
    6).................................           18         41          205
  Service Fee Payable (Note 6).........           18         41          205
  Other Liabilities....................           37         93          455
                                         -----------  ---------  -----------
    Total Liabilities..................       78,072      2,201        9,561
                                         -----------  ---------  -----------
NET ASSETS.............................  $   197,546  $ 190,258  $ 1,079,150
                                         ===========  =========  ===========
Shares Outstanding.....................        8,274      9,247       45,497
Net Asset Value Per Share..............  $     23.88  $   20.58  $     23.72

* TOTAL COST OF SECURITIES AT VALUE IS $205,550, $199,762 AND $1,111,724 RESPECTIVELY.
See Notes to Financial Statements.     30

                              RYDEX VARIABLE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2001

--------------------------------------------------------------------------------

                                         PRECIOUS METALS  TECHNOLOGY  TRANSPORTATION   UTILITIES
                                                    FUND        FUND            FUND        FUND
                                         ---------------  ----------  --------------  ----------
ASSETS
  Securities at Value* (Note 1)--See
    Accompanying Schedules.............  $     2,053,619  $  312,320  $      102,149  $  212,120
  Investment Income Receivable.........            2,204          53              37         138
  Receivable for Shares Purchased......        --             11,428        --            --
  Receivable for Securities Sold.......        --             --            --               976
  Unamortized Organization Costs (Note
    1).................................           15,584      --            --            --
  Other Assets.........................        --              3,231        --                 8
                                         ---------------  ----------  --------------  ----------
    Total Assets.......................        2,071,407     327,032         102,186     213,242
                                         ---------------  ----------  --------------  ----------
LIABILITIES
  Payable for Securities Purchased.....                2      --            --            --
  Payable for Shares Redeemed..........            1,605      11,184               4         295
  Organizational Expense Payable to
    Advisor (Note 1)...................           15,675      --            --            --
  Investment Advisory Fee Payable (Note
    6).................................            1,557         158              27         189
  Transfer Agent Fee Payable (Note
    6).................................              521          47               8          56
  Service Fee Payable (Note 6).........              521          47               8          56
  Payable to Custodian.................           26,117      --            --            --
  Other Liabilities....................            3,266         900              16         281
                                         ---------------  ----------  --------------  ----------
    Total Liabilities..................           49,264      12,336              63         877
                                         ---------------  ----------  --------------  ----------
NET ASSETS.............................  $     2,022,143  $  314,696  $      102,123  $  212,365
                                         ===============  ==========  ==============  ==========
Shares Outstanding.....................          426,856      14,148           4,082       9,311
Net Asset Value Per Share..............            $4.74      $22.24          $25.02      $22.81

* TOTAL COST OF SECURITIES AT VALUE IS $1,606,390, $323,053, $99,717, AND $222,605 RESPECTIVELY.
See Notes to Financial Statements.     31

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STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                               U.S.
                                         GOVERNMENT
                                              MONEY
                                             MARKET         NOVA       URSA
                                               FUND         FUND       FUND
                                         ----------  -----------  ---------
INVESTMENT INCOME
  Interest.............................  $1,112,802  $ 3,229,980  $ 492,029
  Other Income.........................     --                 7        103
                                         ---------   -----------  ---------
    Total Income.......................  1,112,802     3,229,987    492,132
                                         ---------   -----------  ---------
EXPENSES
  Advisory Fees (Note 6)...............    115,531       498,729     92,513
  Transfer Agent Fees (Note 6).........     46,212       166,243     25,698
  Organizational Expenses (Note 1).....      9,030        22,126      3,656
  Servicing Fees (Note 6)..............     57,765       166,243     25,698
  Custodian Fees.......................      3,978         8,183      1,695
  Audit and Outside Services...........      6,481        24,169      4,423
  Accounting Fees (Note 6).............     18,703        32,915     12,137
  Registration Fees....................      5,479        24,560      3,993
  Miscellaneous........................      1,575       (88,546)    (1,689)
                                         ---------   -----------  ---------
    Total Expenses.....................    264,754       854,622    168,124
                                         ---------   -----------  ---------
Net Investment Income..................    848,048     2,375,365    324,008
                                         ---------   -----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................        890    (4,406,565)   544,965
  Futures Contracts....................     --       (33,640,798) 1,565,215
                                         ---------   -----------  ---------
    Total Net Realized Gain (Loss).....        890   (38,047,363) 2,110,180
                                         ---------   -----------  ---------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................     --           630,437    (79,975)
  Futures Contracts....................     --         6,251,962   (675,297)
                                         ---------   -----------  ---------
    Net Change in Unrealized
      Appreciation (Depreciation)......     --         6,882,399   (755,272)
                                         ---------   -----------  ---------
    Net Gain (Loss) on Investments.....        890   (31,164,964) 1,354,908
                                         ---------   -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $ 848,938   $(28,789,599) $1,678,916
                                         =========   ===========  =========

See Notes to Financial Statements.     32

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                                                     U.S.
                                                  OTC  ARKTOS  GOVERNMENT
                                                 FUND   FUND*   BOND FUND
                                         ------------  ------  ----------
INVESTMENT INCOME
  Interest.............................  $    146,365  $4,793  $  182,054
  Dividends, net of foreign tax
    withheld**.........................        77,759    --        --
  Other Income.........................          (250)     (6)     --
                                         ------------  ------  ----------
    Total Income.......................       223,874   4,787     182,054
                                         ------------  ------  ----------
EXPENSES
  Advisory Fees (Note 6)...............     1,109,202   1,324      17,041
  Transfer Agent Fees (Note 6).........       369,734     368       6,816
  Organizational Expenses (Note 1).....        49,828      --       1,414
  Servicing Fees (Note 6)..............       369,734     368       8,520
  Custodian Fees.......................        58,850      48       6,826
  Audit and Outside Services...........        89,772      --       4,269
  Accounting Fees (Note 6).............        52,354      15       3,576
  Registration Fees....................        89,618      --       2,303
  Miscellaneous........................      (272,957)    672      19,241
                                         ------------  ------  ----------
    Total Expenses.....................     1,916,135   2,795      70,006
                                         ------------  ------  ----------
Net Investment Income (Loss)...........    (1,692,261)  1,992     112,048
                                         ------------  ------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................  (105,073,528)    (21)   (547,897)
  Futures Contracts....................    (8,733,435)  8,204    (203,978)
                                         ------------  ------  ----------
    Total Net Realized Gain (Loss).....  (113,806,963)  8,183    (751,875)
                                         ------------  ------  ----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................     9,112,489  (1,217)    (54,346)
  Futures Contracts....................     3,622,468  (3,675)    (26,003)
                                         ------------  ------  ----------
    Net Change in Unrealized
      Appreciation (Depreciation)......    12,734,957  (4,892)    (80,349)
                                         ------------  ------  ----------
    Net Gain (Loss) on Investments.....  (101,072,006)  3,291    (832,224)
                                         ------------  ------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(102,764,267) $5,283 $ (720,176)
                                         ============  ======  ==========

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND. ** NET OF FOREIGN TAX WITHHELD OF $1,357, $0, AND $0, RESPECTIVELY.
See Notes to Financial Statements.     33

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STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                         BANKING  BASIC MATERIALS  BIOTECHNOLOGY
                                           FUND*            FUND*          FUND*
                                         -------  ---------------  -------------
INVESTMENT INCOME
  Interest.............................  $   75   $           119  $          48
  Dividends, net of foreign tax
    withheld**.........................   6,141             7,157              4
                                         ------   ---------------  -------------
    Total Income.......................   6,216             7,276             52
                                         ------   ---------------  -------------
EXPENSES
  Advisory Fees (Note 6)...............   1,474             2,006            747
  Transfer Agent Fees (Note 6).........     434               590            220
  Servicing Fees (Note 6)..............     434               590            220
  Custodian Fees.......................      57                78             29
  Accounting Fees (Note 6).............      49                61             42
  Miscellaneous........................     760             1,053            367
                                         ------   ---------------  -------------
    Total Expenses.....................   3,208             4,378          1,625
                                         ------   ---------------  -------------
Net Investment Income (Loss)...........   3,008             2,898         (1,573)
                                         ------   ---------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................   9,686           (16,745)        (9,800)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........  19,839           (94,897)        47,029
                                         ------   ---------------  -------------
  Net Gain (Loss) on Investments.......  29,525          (111,642)        37,229
                                         ------   ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $32,533  $      (108,744) $      35,656
                                         ======   ===============  =============

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND.
** NET OF FOREIGN TAX WITHHELD OF $0, $0, AND $1, RESPECTIVELY.
See Notes to Financial Statements.     34

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                         CONSUMER              ENERGY
                                         PRODUCTS    ENERGY  SERVICES
                                            FUND*     FUND*     FUND*
                                         --------  --------  --------
INVESTMENT INCOME
  Interest.............................  $    15   $     52  $    36
  Dividends, net of foreign tax
    withheld**.........................      552      1,249      521
                                         -------   --------  -------
    Total Income.......................      567      1,301      557
                                         -------   --------  -------
EXPENSES
  Advisory Fees (Note 6)...............      333      1,097      692
  Transfer Agent Fees (Note 6).........       98        323      203
  Servicing Fees (Note 6)..............       98        323      203
  Custodian Fees.......................    --            43       27
  Accounting Fees (Note 6).............        2          7       53
  Miscellaneous........................      191        596      327
                                         -------   --------  -------
    Total Expenses.....................      722      2,389    1,505
                                         -------   --------  -------
Net Investment Loss....................     (155)    (1,088)    (948)
                                         -------   --------  -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Loss on Investment
  Securities...........................  (17,465)    (4,041) (21,049)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........    1,521   (116,191) (39,923)
                                         -------   --------  -------
  Net Loss on Investments..............  (15,944)  (120,232) (60,972)
                                         -------   --------  -------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS...........................  $(16,099) $(121,320) $(61,920)
                                         =======   ========  =======

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-- ENERGY SERVICES FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND, ENERGY FUND.
** NET OF FOREIGN TAX WITHHELD OF $0, $3, $0, RESPECTIVELY.
See Notes to Financial Statements.     35

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                         HEALTH CARE   INTERNET    LEISURE
                                               FUND*      FUND*      FUND*
                                         -----------  ---------  ---------
INVESTMENT INCOME
  Interest.............................  $   --       $       5  $      44
  Dividends, net of foreign tax
    withheld**.........................            6         32        401
                                         -----------  ---------  ---------
    Total Income.......................            6         37        445
                                         -----------  ---------  ---------
EXPENSES
  Advisory Fees (Note 6)...............           63        163        804
  Transfer Agent Fees (Note 6).........           18         48        237
  Servicing Fees (Note 6)..............           18         48        237
  Custodian Fees.......................            2          6         31
  Accounting Fees (Note 6).............      --               3         13
  Miscellaneous........................           35         88        428
                                         -----------  ---------  ---------
    Total Expenses.....................          136        356      1,750
                                         -----------  ---------  ---------
  Net Investment Loss..................         (130)      (319)    (1,305)
                                         -----------  ---------  ---------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS
Net Realized Loss on Investment
  Securities...........................       (4,273)   (22,928)    --
Net Change in Unrealized Depreciation
  on Investments.......................       (8,297)    (7,311)   (23,231)
                                         -----------  ---------  ---------
  Net Loss on Investments..............      (12,570)   (30,239)   (23,231)
                                         -----------  ---------  ---------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS...........................  $   (12,700) $ (30,558) $ (24,536)
                                         ===========  =========  =========

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; JUNE 19, 2001-- HEALTH CARE FUND.
** NET OF FOREIGN TAX WITHHELD OF $0, $1, AND $1, RESPECTIVELY.
See Notes to Financial Statements.     36

                              RYDEX VARIABLE TRUST

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                         PRECIOUS
                                           METALS  TECHNOLOGY  TRANSPORTATION    UTILITIES
                                             FUND       FUND*           FUND*        FUND*
                                         --------  ----------  --------------  -----------
INVESTMENT INCOME
  Interest.............................  $   824   $       28  $            1  $        22
  Dividends, net of foreign tax
    withheld**.........................   30,329          157              36        2,465
  Other Income.........................     (347)      --            --            --
                                         -------   ----------  --------------  -----------
    Total Income.......................   30,806          185              37        2,487
                                         -------   ----------  --------------  -----------
EXPENSES
  Advisory Fees (Note 6)...............   10,755          474              27          568
  Transfer Agent Fees (Note 6).........    3,585          139               8          167
  Organizational Expenses (Note 1).....      535       --            --            --
  Servicing Fees (Note 6)..............    3,585          139               8          167
  Custodian Fees.......................    3,610           18               1           22
  Audit and Outside Services...........      358       --            --            --
  Accounting Fees (Note 6).............    1,511           38        --                 46
  Miscellaneous........................    5,276          225              15          268
                                         -------   ----------  --------------  -----------
    Total Expenses.....................   29,215        1,033              59        1,238
                                         -------   ----------  --------------  -----------
Net Investment Income (Loss)...........    1,591         (848)            (22)       1,249
                                         -------   ----------  --------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................   50,776      (32,430)            (48)     (32,215)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........  131,536      (10,733)          2,432      (10,485)
                                         -------   ----------  --------------  -----------
  Net Gain (Loss) on Investments.......  182,312      (43,163)          2,384      (42,700)
                                         -------   ----------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $183,903  $  (44,011) $        2,362  $   (41,451)
                                         =======   ==========  ==============  ===========

 * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND AND UTILITIES FUND; JUNE 11, 2001-- TRANSPORTATION FUND.
** NET OF FOREIGN TAX WITHHELD OF $1,184, $10, $2, AND $0, RESPECTIVELY.
See Notes to Financial Statements.     37

                              RYDEX VARIABLE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT
                                                   MONEY MARKET FUND                           NOVA FUND
                                         --------------------------------------  --------------------------------------
                                             PERIOD ENDED            YEAR ENDED      PERIOD ENDED            YEAR ENDED
                                            JUNE 30, 2001     DECEMBER 31, 2000     JUNE 30, 2001     DECEMBER 31, 2000
                                         ----------------  --------------------  ----------------  --------------------
CHANGES FROM OPERATIONS
  Net Investment Income................  $        848,048  $          3,047,651  $      2,375,365  $          9,188,866
  Net Realized Gain (Loss) on
    Investments........................               890                  (666)      (38,047,363)          (53,730,225)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......         --                  --                  6,882,399           (14,131,525)
                                         ----------------  --------------------  ----------------  --------------------
    Net Increase (Decrease) in Net
      Assets
      from Operations..................           848,938             3,046,985       (28,789,599)          (58,672,884)
                                         ----------------  --------------------  ----------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................          (848,039)           (3,047,660)        --                   (1,799,917)
  Net Realized Capital Gains...........         --                  --                  --                  (13,851,684)

NET INCREASE (DECREASE) IN NET ASSETS
  FROM
  SHARE TRANSACTIONS (NOTE 10).........           837,572           (59,902,709)      (74,079,854)          159,520,580
                                         ----------------  --------------------  ----------------  --------------------

  Net Increase (Decrease) in Net
    Assets.............................           838,471           (59,903,384)     (102,869,453)           85,196,095
                                         ----------------  --------------------  ----------------  --------------------
NET ASSETS--BEGINNING OF PERIOD........        39,492,326            99,395,710       178,118,242            92,922,147
                                         ----------------  --------------------  ----------------  --------------------

NET ASSETS--END OF PERIOD..............  $     40,330,797  $         39,492,326  $     75,248,789  $        178,118,242
                                         ================  ====================  ================  ====================

See Notes to Financial Statements.     38

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   URSA FUND                       OTC FUND
                                         -----------------------------  -------------------------------
                                         PERIOD ENDED       YEAR ENDED    PERIOD ENDED       YEAR ENDED
                                             JUNE 30,     DECEMBER 31,        JUNE 30,     DECEMBER 31,
                                                 2001             2000            2001             2000
                                         ------------  ---------------  --------------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........  $   324,008   $     1,297,972  $   (1,692,261) $    (7,298,821)
  Net Realized Gain (Loss) on
    Investments........................    2,110,180         4,776,915    (113,806,963)    (207,487,251)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......     (755,272)        2,037,873      12,734,957     (119,450,950)
                                         -----------   ---------------  --------------  ---------------
    Net Increase (Decrease) in Net
      Assets from Operations...........    1,678,916         8,112,760    (102,764,267)    (334,237,022)
                                         -----------   ---------------  --------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................      --             (1,078,946)       --              --
  Net Realized Capital Gains...........      --              --               --            (29,005,146)

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....  (21,425,590)       (7,515,328)    (99,103,354)     410,458,380
                                         -----------   ---------------  --------------  ---------------

    Net Increase (Decrease) in Net
      Assets...........................  (19,746,674)         (481,514)   (201,867,621)      47,216,212
                                         -----------   ---------------  --------------  ---------------
NET ASSETS--BEGINNING OF PERIOD........   31,828,800        32,310,314     420,673,737      373,457,525
                                         -----------   ---------------  --------------  ---------------

NET ASSETS--END OF PERIOD..............  $12,082,126   $    31,828,800  $  218,806,116  $   420,673,737
                                         ===========   ===============  ==============  ===============

See Notes to Financial Statements.     39

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         ARKTOS FUND     U.S. GOVERNMENT BOND FUND
                                         ------------  -----------------------------
                                         PERIOD ENDED  PERIOD ENDED       YEAR ENDED
                                             JUNE 30,      JUNE 30,     DECEMBER 31,
                                                2001*          2001             2000
                                         ------------  ------------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income................  $      1,992  $    112,048  $        77,007
  Net Realized Gain (Loss) on
    Investments........................         8,183      (751,875)         140,032
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        (4,892)      (80,349)         105,794
                                         ------------  ------------  ---------------
    Net Increase (Decrease) in Net
      Assets from Operations...........         5,283      (720,176)         322,833
                                         ------------  ------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................       --           (112,038)         (77,017)

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS
  (NOTE 10)............................     1,729,625    (1,289,395)      (3,629,708)
                                         ------------  ------------  ---------------

    Net Increase (Decrease) in Net
      Assets...........................     1,734,908    (2,121,609)       3,875,524
                                         ------------  ------------  ---------------
NET ASSETS--BEGINNING OF PERIOD........       --          5,011,257        1,135,733
                                         ------------  ------------  ---------------

NET ASSETS--END OF PERIOD..............  $  1,734,908  $  2,889,648  $     5,011,257
                                         ============  ============  ===============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND.
See Notes to Financial Statements.     40

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  BASIC          BIOTECHNOLOGY        CONSUMER
                                           BANKING FUND      MATERIALS FUND          FUND           PRODUCTS FUND
                                         -----------------  -----------------  -----------------  -----------------
                                              PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                            JUNE 30, 2001*     JUNE 30, 2001*     JUNE 30, 2001*     JUNE 30, 2001*
                                         -----------------  -----------------  -----------------  -----------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........  $           3,008  $           2,898  $          (1,573) $            (155)
  Net Realized Gain (Loss) on
    Investments........................              9,686            (16,745)            (9,800)           (17,465)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......             19,839            (94,897)            47,029              1,521
                                         -----------------  -----------------  -----------------  -----------------
    Net Increase (Decrease) in Net
      Assets
      from Operations..................             32,533           (108,744)            35,656            (16,099)
                                         -----------------  -----------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1).............................         --                 --                 --                 --

NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10).........          1,420,455          2,191,226            562,769            491,850
                                         -----------------  -----------------  -----------------  -----------------

    Net Increase in Net Assets.........          1,452,988          2,082,482            598,425            475,751
                                         -----------------  -----------------  -----------------  -----------------
NET ASSETS--BEGINNING OF PERIOD........         --                 --                 --                 --
                                         -----------------  -----------------  -----------------  -----------------

NET ASSETS--END OF PERIOD..............  $       1,452,988  $       2,082,482  $         598,425  $         475,751
                                         =================  =================  =================  =================

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND.
See Notes to Financial Statements.     41

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 ENERGY             HEALTH
                                            ENERGY FUND       SERVICES FUND        CARE FUND        INTERNET FUND
                                         -----------------  -----------------  -----------------  -----------------
                                              PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                            JUNE 30, 2001*     JUNE 30, 2001*     JUNE 30, 2001*     JUNE 30, 2001*
                                         -----------------  -----------------  -----------------  -----------------
CHANGES FROM OPERATIONS
  Net Investment Loss..................  $          (1,088) $            (948) $            (130) $            (319)
  Net Realized Loss on Investments.....             (4,041)           (21,049)            (4,273)           (22,928)
  Net Change in Unrealized Depreciation
    on Investments.....................           (116,191)           (39,923)            (8,297)            (7,311)
                                         -----------------  -----------------  -----------------  -----------------
    Net Decrease in Net Assets
      from Operations..................           (121,320)           (61,920)           (12,700)           (30,558)

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE
  1)...................................         --                 --                 --                 --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 10)...............          1,659,018            380,174            210,246            220,816
                                         -----------------  -----------------  -----------------  -----------------

    Net Increase in Net Assets.........          1,537,698            318,254            197,546            190,258
                                         -----------------  -----------------  -----------------  -----------------
NET ASSETS--BEGINNING OF PERIOD........         --                 --                 --                 --
                                         -----------------  -----------------  -----------------  -----------------

NET ASSETS--END OF PERIOD..............  $       1,537,698  $         318,254  $         197,546  $         190,258
                                         =================  =================  =================  =================

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND;
  MAY 24, 2001--INTERNET FUND; MAY 29, 2001-- ENERGY FUND; JUNE 19, 2001--HEALTH CARE FUND.
See Notes to Financial Statements.     42

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         LEISURE FUND      PRECIOUS METALS FUND
                                         ------------  ----------------------------
                                         PERIOD ENDED   YEAR ENDED       YEAR ENDED
                                             JUNE 30,     JUNE 30,     DECEMBER 31,
                                                2001*         2001             2000
                                         ------------  -----------  ---------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........  $     (1,305) $     1,591  $       (55,755)
  Net Realized Gain (Loss) on
    Investments........................       --            50,776       (1,218,358)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......       (23,231)     131,536           62,503
                                         ------------  -----------  ---------------
    Net Increase (Decrease) in Net
      Assets
      from Operations..................       (24,536)     183,903       (1,211,610)
                                         ------------  -----------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE
  1)...................................       --           --             --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM
  SHARE TRANSACTIONS (NOTE 10).........     1,103,686   (1,561,903)      (2,380,199)
                                         ------------  -----------  ---------------

  Net Increase (Decrease) in Net
    Assets.............................     1,079,150   (1,378,000)      (3,591,809)
                                         ------------  -----------  ---------------
NET ASSETS--BEGINNING OF PERIOD........       --         3,400,143        6,991,952
                                         ------------  -----------  ---------------

NET ASSETS--END OF PERIOD..............  $  1,079,150  $ 2,022,143  $     3,400,143
                                         ============  ===========  ===============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND.
See Notes to Financial Statements.     43

                              RYDEX VARIABLE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           TRANSPORTATION
                                         TECHNOLOGY FUND        FUND          UTILITIES FUND
                                         ---------------  -----------------  -----------------
                                            PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                          JUNE 30, 2001*     JUNE 30, 2001*     JUNE 30, 2001*
                                         ---------------  -----------------  -----------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........  $          (848) $             (22) $           1,249
  Net Realized Loss on Investments.....          (32,430)               (48)           (32,215)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......          (10,733)             2,432            (10,485)
                                         ---------------  -----------------  -----------------
    Net Increase (Decrease) in Net
      Assets from Operations...........          (44,011)             2,362            (41,451)
                                         ---------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE
  1)...................................        --                --                 --

NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 10)...............          358,707             99,761            253,816
                                         ---------------  -----------------  -----------------

    Net Increase in Net Assets.........          314,696            102,123            212,365
                                         ---------------  -----------------  -----------------
NET ASSETS--BEGINNING OF PERIOD........        --                --                 --
                                         ---------------  -----------------  -----------------
NET ASSETS--END OF PERIOD..............  $       314,696  $         102,123  $         212,365
                                         ===============  =================  =================

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND, UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND.
See Notes to Financial Statements.     44

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT MONEY MARKET FUND
                                         --------------------------------------------------------------------------------
                                         PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2001             2000             1999             1998            1997*
                                         ------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $1.00            $1.00            $1.00           $10.32           $10.00
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Income+...............           .02              .05              .04              .08              .31
  Net Realized and Unrealized Gains on
    Securities.........................       --             --               --               --                     .01
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase in Net Asset Value
    Resulting From Operations..........           .02              .05              .04              .08              .32
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................          (.02)            (.05)            (.04)            (.01)       --
  Adjustment due to Reorganization
    (Note 1)...........................       --             --               --                   (9.39)       --
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value..............................       --             --               --                   (9.32)             .32
                                         ------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........         $1.00            $1.00            $1.00            $1.00           $10.32
                                         ============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................         1.86%            5.20%            3.92%            2.22%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.14%**            1.14%            1.39%            2.99%          6.82%**
  Net Expenses.........................       1.14%**            1.14%            1.39%            2.67%          2.20%**
  Net Investment Income................       3.65%**            4.99%            3.64%            2.61%          3.34%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --             --               --               --               --
  Net Assets, End of Period (000's
    omitted)...........................       $40,331          $39,492          $99,396          $40,971          $17,903

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     45

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            NOVA FUND
                                         --------------------------------------------------------------------------------
                                         PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2001             2000             1999             1998            1997*
                                         ------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $13.88           $18.57           $15.88           $12.21           $10.00
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Income+...............           .23              .74              .49              .04              .07
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         (2.06)           (4.16)            3.10             3.63             2.14
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....         (1.83)           (3.42)            3.59             3.67             2.21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................       --                  (.15)            (.01)       --               --
  Net Realized Capital Gains...........       --                 (1.12)            (.89)       --               --
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value..............................         (1.83)           (4.69)            2.69             3.67             2.21
                                         ------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........        $12.05           $13.88           $18.57           $15.88           $12.21
                                         ============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................      (13.25)%         (20.30)%           23.28%           30.06%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.28%**            1.42%            1.55%            3.26%          9.09%**
  Net Expenses.........................       1.28%**            1.42%            1.55%            3.22%          2.80%**
  Net Investment Income................       3.55%**            4.45%            2.90%            0.27%          0.91%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --             --               --               --                    178%
  Net Assets, End of Period (000's
    omitted)...........................       $75,249         $178,118          $92,922          $29,258          $10,448

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     46

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            URSA FUND
                                         --------------------------------------------------------------------------------
                                                                                                                 JUNE 10,
                                         PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED          1997 TO
                                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2001             2000             1999             1998            1997+
                                         ------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $6.09            $5.35            $6.30            $8.07            $9.36
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Income (Loss)++.......           .10              .22              .20              .06             (.01)
  Net Realized and Unrealized Gains
     (Losses) on Securities............           .45              .70            (1.15)           (1.83)           (1.28)
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Assets
     Value Resulting from Operations...           .55              .92             (.95)           (1.77)           (1.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................       --                  (.18)       --               --               --
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
     Value.............................           .55              .74             (.95)           (1.77)           (1.29)
                                         ------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........         $6.64            $6.09            $5.35            $6.30            $8.07
                                         ============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................         9.03%           16.05%         (15.06)%         (21.93)%        N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.62%**            1.59%            1.73%            3.76%          9.21%**
  Net Expenses.........................       1.62%**            1.59%            1.73%            3.59%          2.90%**
  Net Investment Income (Loss).........       3.11%**            4.02%            3.34%            0.89%        (0.27)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --             --               --               --               --
  Net Assets, End of Period
     (000's omitted)...................       $12,082          $31,829          $32,310           $5,509           $2,879

                                                 URSA FUND
                                         --------------------------
                                             MAY 24,         MAY 7,
                                             1997 TO        1997 TO
                                             JUNE 3,        MAY 21,
                                               1997+         1997+*
                                         -----------  -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $9.57         $10.00
                                         -----------  -------------
  Net Investment Income (Loss)++.......      --                (.04)
  Net Realized and Unrealized Gains
     (Losses) on Securities............          .01           (.33)
                                         -----------  -------------
  Net Increase (Decrease) in Net Assets
     Value Resulting from Operations...          .01           (.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................      --            --
                                         -----------  -------------
  Net Increase (Decrease) in Net Asset
     Value.............................          .01           (.37)
                                         -----------  -------------
NET ASSET VALUE--END OF PERIOD.........        $9.58          $9.63
                                         ===========  =============
TOTAL INVESTMENT RETURN................      N/A           N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................     85.10%**       13.62%**
  Net Expenses.........................      2.90%**        2.90%**
  Net Investment Income (Loss).........      2.76%**     (10.05)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........      --            --
  Net Assets, End of Period
     (000's omitted)...................      $--           $--

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     47

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             OTC FUND
                                         --------------------------------------------------------------------------------
                                         PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2001             2000             1999             1998            1997*
                                         ------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $22.83           $38.52           $19.57           $10.65           $10.00
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Loss+.................          (.11)            (.44)            (.33)            (.40)            (.09)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         (5.19)          (13.50)           19.88             9.32              .74
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decreases) in Net Asset
    Value Resulting From Operations....         (5.30)          (13.94)           19.55             8.92              .65
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains...........       --                 (1.75)            (.60)       --               --
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value..............................         (5.30)          (15.69)           18.95             8.92              .65
                                         ------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........        $17.53           $22.83           $38.52           $19.57           $10.65
                                         ============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................      (23.22)%         (38.19)%          101.32%           83.76%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       1.30%**            1.46%            1.55%            2.96%          9.07%**
  Net Expenses.........................       1.30%**            1.46%            1.55%            2.96%          2.80%**
  Net Investment Loss..................     (1.14)%**          (1.23)%          (1.24)%          (2.67)%        (1.22)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           71%             324%             953%           1,077%             450%
  Net Assets, End of Period
    (000's omitted)....................      $218,806         $420,674         $373,458          $22,038           $2,367

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     48

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            ARKTOS FUND
                                         -----------------
                                              PERIOD ENDED
                                            JUNE 30, 2001*
                                         -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...             $25.00
                                         -----------------
  Net Investment Income+...............                .17
  Net Realized and Unrealized Gains on
    Securities.........................               2.66
                                         -----------------
  Net Increase in Net Asset Value
    Resulting From Operations..........               2.83
DISTRIBUTIONS TO SHAREHOLDERS:.........                 --
                                         -----------------
  Net Increase in Net Asset Value......               2.83
                                         -----------------
NET ASSET VALUE--END OF PERIOD.........             $27.83
                                         =================
TOTAL INVESTMENT RETURN................             11.32%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................              1.91%
  Net Expenses**.......................              1.91%
  Net Investment Loss**................              1.36%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         --
  Net Assets, End of Period
    (000's omitted)....................             $1,735

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     49

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    U. S. GOVERNMENT BOND FUND
                                         ---------------------------------------------------------------------------------
                                                                                                                AUGUST 18,
                                          PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED          1997 TO
                                              JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  2001             2000             1999             1998            1997+
                                         -------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $11.80           $10.17           $13.28           $11.82           $10.70
                                         -------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Income++..............            .19              .38              .41              .24              .15
  Net Realized and Unrealized Gains
     (Losses) on Securities............           (.66)            1.63            (3.09)            1.28              .97
                                         -------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
     Value Resulting from Operations...           (.47)            2.01            (2.68)            1.52             1.12
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................           (.19)            (.38)            (.43)            (.06)       --
                                         -------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
     Value.............................           (.66)            1.63            (3.11)            1.46             1.12
                                         -------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........         $11.14           $11.80           $10.17           $13.28           $11.82
                                         =============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................        (4.29)%           20.16%         (20.45)%           12.86%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................        2.04%**            1.89%            1.52%            2.71%          8.47%**
  Net Expenses.........................        2.04%**            1.89%            1.52%            2.71%          2.40%**
  Net Investment Income................        3.27%**            3.47%            3.55%            1.92%          3.49%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           657%           1,505%           1,611%           1,463%             761%
  Net Assets, End of Period (000's
     omitted)..........................         $2,890           $5,011           $1,136           $4,973             $892

                                              U. S. GOVERNMENT BOND FUND
                                         ------------------------------------
                                              JULY 29,    JUNE 24,    MAY 29,
                                               1997 TO     1997 TO    1997 TO
                                            AUGUST 12,    JULY 14,    JUNE 5,
                                                 1997+       1997+     1997+*
                                         -------------  ----------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $10.92      $10.44     $10.00
                                         -------------  ----------  ---------
  Net Investment Income++..............            .02         .10     --
  Net Realized and Unrealized Gains
     (Losses) on Securities............           (.38)        .13        .15
                                         -------------  ----------  ---------
  Net Increase (Decrease) in Net Asset
     Value Resulting from Operations...           (.36)        .23        .15
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................       --            --         --
                                         -------------  ----------  ---------
  Net Increase (Decrease) in Net Asset
     Value.............................           (.36)        .23        .15
                                         -------------  ----------  ---------
NET ASSET VALUE--END OF PERIOD.........         $10.56      $10.67     $10.15
                                         =============  ==========  =========
TOTAL INVESTMENT RETURN................            N/A         N/A        N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       49.63%**    12.68%**    5.43%**
  Net Expenses.........................        2.40%**     2.40%**    2.40%**
  Net Investment Income................        3.80%**     7.94%**    1.86%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       --            --         --
  Net Assets, End of Period (000's
     omitted)..........................       --            --         --

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     50

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           BASIC       BIOTECHNOLOGY    CONSUMER                      ENERGY
                                         BANKING FUND  MATERIALS FUND      FUND       PRODUCTS FUND  ENERGY FUND   SERVICES FUND
                                         ------------  --------------  -------------  -------------  ------------  -------------
                                         PERIOD ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED  PERIOD ENDED   PERIOD ENDED
                                             JUNE 30,        JUNE 30,       JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,
                                                2001*           2001*          2001*          2001*         2001*          2001*
                                         ------------  --------------  -------------  -------------  ------------  -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $25.00          $25.00         $25.00         $25.00        $25.00         $25.00
                                         ------------  --------------  -------------  -------------  ------------  -------------
  Net Investment Income (Loss)+........           .22             .15           (.23)          (.05)         (.10)          (.15)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............           .94            (.55)          2.30           (.94)        (1.93)         (4.17)
                                         ------------  --------------  -------------  -------------  ------------  -------------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....          1.16            (.40)          2.07           (.99)        (2.03)         (4.32)
DISTRIBUTIONS TO SHAREHOLDERS:.........       --             --             --             --             --            --
                                         ------------  --------------  -------------  -------------  ------------  -------------
  Net Increase (Decrease) in Net Asset
    Value..............................          1.16            (.40)          2.07           (.99)        (2.03)         (4.32)
                                         ------------  --------------  -------------  -------------  ------------  -------------
NET ASSET VALUE--END OF PERIOD.........        $26.16          $24.60         $27.07         $24.01        $22.97         $20.68
                                         ============  ==============  =============  =============  ============  =============
TOTAL INVESTMENT RETURN................         4.64%         (1.60)%          8.28%        (3.96)%       (8.12)%       (17.28)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................         1.31%           1.84%          1.85%          1.85%         1.86%          1.84%
  Net Expenses**.......................         1.31%           1.84%          1.85%          1.85%         1.86%          1.84%
  Net Investment Gain (Loss)**.........         1.23%           1.22%        (1.79)%        (0.40)%       (0.85)%        (1.16)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           34%             16%           101%            64%            5%           233%
  Net Assets, End of Period (000's
    omitted)...........................        $1,453          $2,082           $598           $476        $1,538           $318

    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND, ENERGY SERVICES FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND AND ENERGY FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     51

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            HEALTH
                                          CARE FUND    INTERNET FUND  LEISURE FUND
                                         ------------  -------------  ------------
                                         PERIOD ENDED   PERIOD ENDED  PERIOD ENDED
                                             JUNE 30,       JUNE 30,      JUNE 30,
                                                2001*          2001*         2001*
                                         ------------  -------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...        $25.00        $25.00         $25.00
                                         ------------  ------------   ------------
  Net Investment Loss+.................          (.22)         (.17)          (.16)
  Net Realized and Unrealized Losses on
    Securities.........................          (.90)        (4.25)         (1.12)
                                         ------------  ------------   ------------
  Net Decrease in Net Asset Value
    Resulting from Operations..........         (1.12)        (4.42)         (1.28)
DISTRIBUTIONS TO SHAREHOLDERS:.........       --            --             --
                                         ------------  ------------   ------------
  Net Decrease in Net Asset Value......         (1.12)        (4.42)         (1.28)
                                         ------------  ------------   ------------
NET ASSET VALUE--END OF PERIOD.........        $23.88        $20.58         $23.72
                                         ============  ============   ============
TOTAL INVESTMENT RETURN................       (4.48)%      (17.68)%        (5.12)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................         1.76%         1.88%          1.82%
  Net Expenses**.......................         1.76%         1.88%          1.82%
  Net Investment Loss**................       (1.68)%       (1.68)%        (1.36)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           40%          124%        --
  Net Assets, End of Period (000's
    omitted)...........................          $198          $190         $1,079

    * SINCE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; JUNE 19, 2001-- HEALTH CARE FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     52

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       PRECIOUS METALS FUND
                                         --------------------------------------------------------------------------------
                                         PERIOD ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                             JUNE 30,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2001             2000             1999             1998            1997*
                                         ------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...         $4.31            $5.43            $5.81            $7.02           $10.00
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Investment Loss+.................       --                  (.07)            (.07)            (.16)            (.11)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............           .43            (1.05)            (.14)           (1.05)           (2.87)
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....           .43            (1.12)            (.21)           (1.21)           (2.98)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains...........       --             --                    (.17)       --               --
                                         ------------  ---------------  ---------------  ---------------  ---------------
  Net Increase (Decrease) in Net Asset
    Value..............................           .43            (1.12)            (.38)           (1.21)           (2.98)
                                         ------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE--END OF PERIOD.........         $4.74            $4.31            $5.43            $5.81            $7.02
                                         ============  ===============  ===============  ===============  ===============
TOTAL INVESTMENT RETURN................         9.98%         (20.63)%          (3.58)%         (17.24)%              N/A
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................       2.18%**            2.04%            2.17%            3.39%          9.76%**
  Net Expenses.........................       2.18%**            2.04%            2.17%            3.23%          2.80%**
  Net Investment Loss..................       0.11%**          (1.45)%          (1.39)%          (2.31)%        (2.19)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........          167%             965%           1,239%           1,739%             914%
  Net Assets, End of Period (000's
    omitted)...........................        $2,022           $3,400           $6,992           $2,695             $518

    *  SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     53

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         TECHNOLOGY FUND  TRANSPORTATION FUND   UTILITIES FUND
                                         ---------------  -------------------  -----------------
                                            PERIOD ENDED         PERIOD ENDED       PERIOD ENDED
                                          JUNE 30, 2001*       JUNE 30, 2001*     JUNE 30, 2001*
                                         ---------------  -------------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD...           $25.00               $25.00             $25.00
                                         ---------------  -------------------  -----------------
  Net Investment Income (Loss)+........             (.18)                (.08)               .23
  Net Realized and Unrealized Gains
    (Losses) on Securities.............            (2.58)                 .10              (2.42)
                                         ---------------  -------------------  -----------------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....            (2.76)                 .02              (2.19)
DISTRIBUTIONS TO SHAREHOLDERS:.........        --                 --                  --
                                         ---------------  -------------------  -----------------
  Net Increase (Decrease) in Net Asset
    Value..............................            (2.76)                 .02              (2.19)
                                         ---------------  -------------------  -----------------
NET ASSET VALUE--END OF PERIOD.........           $22.24               $25.02             $22.81
                                         ===============  ===================  =================
TOTAL INVESTMENT RETURN................         (11.04)%                0.08%            (8.76)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................            1.82%                1.84%              1.84%
  Net Expenses**.......................            1.82%                1.84%              1.84%
  Net Investment Loss**................          (1.50)%              (0.71)%              1.86%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........             112%          --                        398%
  Net Assets, End of Period (000's
    omitted)...........................             $315                 $102               $212

    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND, UTILITIES FUND; JUNE 11, 2001-- TRANSPORTATION FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     54

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. As of June 30, 2001, the Trust consisted of nineteen operating Funds: the U.S. Government Money Market Fund, the U.S. Government Bond Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund (collectively the "Funds"), and is managed by Rydex Global Advisors (the "Advisor"). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund, except for U.S. Government Money Market Fund shares that were adjusted to $1.00, was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor. These initial costs relate to the formation of the Trust and were allocated to the U.S. Government Money Market Fund, the U.S. Government Bond Fund, the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund (collectively the "Original Funds") and are being amortized on a straight-line basis over a five-year period beginning with the commencement of operations. These amortized costs are then allocated to the Original Funds daily and reconciled and settled monthly between the Original Funds on the basis of the relative net assets of each of the Original Funds to the total net assets of the Original Funds. The monthly-amortized amount is reimbursed to the Advisor. An additional $35,000 of organization costs associated with the Separate Account Restructuring was incurred by the Original Funds and allocated to the Original Funds during the year ended December 31, 1998. These costs are being amortized over the remaining amortization period of the initial organization costs. At June 30, 2001, accrued organization costs payable by the Original Funds were $113,754.

DISTRIBUTIONS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this difference.

OPTIONS AND FUTURES

Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Funds may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank or the repurchase agreements allocated to each Fund.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding on June 30, 2001 are as follows:

COUNTERPARTY                             TERMS OF AGREEMENT  FACE VALUE  MARKET VALUE
------------                             ------------------  ----------  ------------
Salomon Smith Barney, Inc..............   3.90% due 7/2/01   $6,731,869   $6,731,869
Lehman Brothers, Inc...................   3.95% due 7/2/01   7,000,000     7,000,000
PaineWebber, Inc.......................   3.93% due 7/2/01   8,000,000     8,000,000
Fuji Securities........................   3.93% due 7/2/01   8,000,000     8,000,000
                                                                          ----------
                                                                          $29,731,869
                                                                          ==========

As of June 30, 2001, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                             RANGE OF RATES   PAR VALUE  MARKET VALUE
-------------                            ---------------  ----------  ------------
U.S. Treasury Notes....................  11.125%-13.750%  $12,405,000  $15,434,418
U.S. Treasury Bills....................                   15,158,000   15,032,375
                                                                       ----------
                                                                       $30,466,793
                                                                       ==========

6.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, eighty-five hundredths of one percent (0.85%) of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund and the Arktos Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

Rydex Fund Services Company, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Healthcare Fund, the Internet Fund, the Leisure Fund, the

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Precious Metals Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund. The Servicer also provides accounting services to the Trust calculated at an annual percentage rate of one-tenth of one percent (0.1%) for the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one percent (0.02%) on the average daily net assets over $100 million. Certain officers and trustees of the trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex
Distributors, Inc., an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  SECURITIES TRANSACTIONS

During the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                U.S.
                                          GOVERNMENT                                                                U.S.
                                               MONEY     NOVA     URSA              OTC           ARKTOS      GOVERNMENT
                                         MARKET FUND     FUND     FUND             FUND            FUND*       BOND FUND
                                         -----------  -------  -------  ---------------  ---------------  --------------
Purchases..............................  $   --       $ --     $ --     $   206,870,197  $    30,074,352  $   30,675,794
Sales..................................  $   --       $ --     $ --     $   304,218,468  $    28,562,287  $   29,065,519

                                                        BASIC                  CONSUMER                    ENERGY
                                           BANKING  MATERIALS  BIOTECHNOLOGY   PRODUCTS       ENERGY     SERVICES
                                             FUND*      FUND*          FUND*      FUND*        FUND*        FUND*
                                         ---------  ---------  -------------  ---------  -----------  -----------
Purchases..............................  $1,927,054 $2,463,591 $   1,065,406  $ 777,936  $ 1,712,529  $ 1,216,306
Sales..................................  $ 514,491  $ 313,159  $     520,010  $ 288,145  $    66,090  $   839,799

                                          HEALTH                        PRECIOUS
                                            CARE  INTERNET    LEISURE     METALS  TRANSPORTATION  TECHNOLOGY
                                           FUND*     FUND*      FUND*       FUND           FUND*       FUND*
                                         -------  --------  ---------  ---------  --------------  ----------
Purchases..............................  $285,942 $472,125  $1,099,816 $4,589,348 $      102,547  $  694,938
Sales..................................  $78,403  $250,637  $  --      $6,175,926 $        2,782  $  340,626

                                         UTILITIES
                                             FUND*
                                         ---------
Purchases..............................   $980,112
Sales..................................   $725,994

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND, ENERGY SERVICES FUND, TECHNOLOGY FUND, UTILITIES FUND; MAY 21, 2001--ARKTOS FUND; MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND, ENERGY FUND; JUNE 11, 2001--TRANSPORTATION FUND AND JUNE 19, 2001--HEALTH CARE FUND.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At June 30, 2001 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                                 U.S.
                                           GOVERNMENT                                                     U.S.
                                                MONEY        NOVA       URSA           OTC  ARKTOS  GOVERNMENT
                                          MARKET FUND        FUND       FUND          FUND    FUND   BOND FUND
                                         ------------  ----------  ---------  ------------  ------  ----------
Gross Unrealized Appreciation..........  $    --       $   --      $  --      $    --       $ --    $  --
Gross Unrealized (Depreciation)........       --         (756,190)   (95,893) (137,750,070) (1,217)  (219,825)
                                         ------------  ----------  ---------  ------------  ------  ---------
Net Unrealized Depreciation............  $    --       $ (756,190) $ (95,893) $(137,750,070) $(1,217) $(219,825)
                                         ============  ==========  =========  ============  ======  =========
Cost of Investments for Federal Income
  Tax Purposes.........................  $    --       $80,073,719 $9,031,791 $355,541,837  $1,427  $3,111,268
                                         ============  ==========  =========  ============  ======  =========

                                                        BASIC                   CONSUMER                    ENERGY
                                           BANKING  MATERIALS  BIOTECHNOLOGY    PRODUCTS        ENERGY    SERVICES
                                              FUND       FUND           FUND        FUND          FUND        FUND
                                         ---------  ---------  -------------  ----------  ------------  ----------
Gross Unrealized Appreciation..........  $  41,948  $  16,090  $      44,078  $    8,227  $    --       $    1,265
Gross Unrealized (Depreciation)........    (26,378)  (127,991)       (12,603)     (6,735)     (120,218)    (10,848)
                                         ---------  ---------  -------------  ----------  ------------  ----------
Net Unrealized Appreciation
  (Depreciation).......................  $  15,570  $(111,901) $      31,475  $    1,492  $   (120,218) $   (9,583)
                                         =========  =========  =============  ==========  ============  ==========
Cost of Investments for Federal Income
  Tax Purposes.........................  $1,440,159 $2,210,157 $     568,524  $  479,090  $  1,662,599  $  322,844
                                         =========  =========  =============  ==========  ============  ==========

                                          HEALTH                        PRECIOUS
                                            CARE  INTERNET    LEISURE     METALS  TECHNOLOGY  TRANSPORTATION    UTILITIES
                                            FUND      FUND       FUND       FUND        FUND            FUND         FUND
                                         -------  --------  ---------  ---------  ----------  --------------  -----------
Gross Unrealized Appreciation..........  $   917  $ 5,183   $  48,816  $  --      $   --      $        2,801  $   --
Gross Unrealized (Depreciation)........  (13,740) (17,681)    (72,047)  (153,151)    (44,072)           (345)     (45,626)
                                         -------  -------   ---------  ---------  ----------  --------------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $(12,823) $(12,498) $ (23,231) $(153,151) $  (44,072) $        2,456 $   (45,626)
                                         =======  =======   =========  =========  ==========  ==============  ===========
Cost of Investments for Federal Income
  Tax Purposes.........................  $210,076 $204,949  $1,111,724 $2,206,770 $  356,392  $       98,995  $   257,746
                                         =======  =======   =========  =========  ==========  ==============  ===========

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  NET ASSETS

At June 30, 2001, net assets consisted of: (Unaudited)

                                               U.S.
                                         GOVERNMENT
                                              MONEY
                                             MARKET         NOVA        URSA
                                               FUND         FUND        FUND
                                         ----------  -----------  ----------
Paid-In-Capital........................  $40,270,709 $162,672,363 $14,711,452
Undistributed Net Investment Income....      61,215   11,603,140   1,627,423
Accumulated Net Realized Loss on
  Investments..........................      (1,127) (95,932,070) (4,425,237)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........      --       (3,094,644)    168,488
                                         ----------  -----------  ----------
Net Assets.............................  $40,330,797 $75,248,789  $12,082,126
                                         ==========  ===========  ==========

                                                                        U.S.
                                                                  GOVERNMENT
                                                  OTC     ARKTOS        BOND
                                                 FUND       FUND        FUND
                                         ------------  ---------  ----------
Paid-In-Capital........................  $550,064,363  $1,729,625 $4,523,281
Undistributed Net Investment Income
  (Loss)...............................    (1,686,363)     1,992       1,516
Accumulated Net Realized Gain (Loss) on
  Investments..........................  (348,579,682)     8,183  (1,612,043)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........    19,007,798     (4,892)    (23,106)
                                         ------------  ---------  ----------
Net Assets.............................  $218,806,116  $1,734,908 $2,889,648
                                         ============  =========  ==========

                                                        BASIC
                                           BANKING  MATERIALS  BIOTECHNOLOGY
                                              FUND       FUND           FUND
                                         ---------  ---------  -------------
Paid-In-Capital........................  $1,420,455 $2,191,226 $     562,769
Undistributed Net Investment Income
  (Loss)...............................      3,008      2,898         (1,573)
Accumulated Net Realized Gain (Loss) on
  Investments..........................      9,686    (16,745)        (9,800)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........     19,839    (94,897)        47,029
                                         ---------  ---------  -------------
Net Assets.............................  $1,452,988 $2,082,482 $     598,425
                                         =========  =========  =============

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         CONSUMER                ENERGY
                                         PRODUCTS      ENERGY  SERVICES
                                             FUND        FUND      FUND
                                         --------  ----------  --------
Paid-In-Capital........................  $491,850  $1,659,018  $380,174
Undistributed Net Investment Loss......      (155)     (1,088)     (948)
Accumulated Net Realized Loss on
  Investments..........................   (17,465)     (4,041)  (21,049)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........     1,521    (116,191)  (39,923)
                                         --------  ----------  --------
Net Assets.............................  $475,751  $1,537,698  $318,254
                                         ========  ==========  ========

                                         HEALTH CARE   INTERNET      LEISURE
                                                FUND       FUND         FUND
                                         -----------  ---------  -----------
Paid-In-Capital........................  $   210,246  $ 220,816  $ 1,103,686
Undistributed Net Investment Loss......         (130)      (319)      (1,305)
Accumulated Net Realized Loss on
  Investments..........................       (4,273)   (22,928)     --
Net Unrealized Depreciation on
  Investments,
  Options and Futures Contracts........       (8,297)    (7,311)     (23,231)
                                         -----------  ---------  -----------
Net Assets.............................  $   197,546  $ 190,258  $ 1,079,150
                                         ===========  =========  ===========

                                           PRECIOUS
                                             METALS  TECHNOLOGY  TRANSPORTATION
                                               FUND        FUND            FUND
                                         ----------  ----------  --------------
Paid-In-Capital........................  $3,573,658  $  358,707  $       99,761
Undistributed Net Investment Income
  (Loss)...............................       1,591        (848)            (22)
Accumulated Net Realized Loss on
  Investments..........................  (2,000,335)    (32,430)            (48)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........     447,229     (10,733)          2,432
                                         ----------  ----------  --------------
Net Assets.............................  $2,022,143  $  314,696  $      102,123
                                         ==========  ==========  ==============

                                         UTILITIES
                                              FUND
                                         ---------
Paid-In-Capital........................   $253,816
Undistributed Net Investment Income....     1,249
Accumulated Net Realized Loss on
  Investments..........................   (32,215)
Net Unrealized Depreciation on
  Investments,
  Options and Futures Contracts........   (10,485)
                                          -------
Net Assets.............................   $212,365
                                          =======

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended June 30, 2001 were: (Unaudited)

                                                 U.S.
                                           GOVERNMENT                                                         U.S.
                                                MONEY         NOVA         URSA          OTC    ARKTOS  GOVERNMENT
                                          MARKET FUND         FUND         FUND         FUND     FUND*   BOND FUND
                                         ------------  -----------  -----------  -----------  --------  ----------
Shares Purchased.......................   288,481,715   23,733,265   34,029,307   10,831,312   217,197   2,002,093
Purchased through Dividend
  Reinvestment.........................       847,738      --           --           --          --          9,815
                                         ------------  -----------  -----------  -----------  --------  ----------
Total Purchased........................   289,329,453   23,733,265   34,029,307   10,831,312   217,197   2,011,908
Shares Redeemed........................  (288,491,878) (30,325,598) (37,438,053) (16,777,638) (154,851) (2,177,109)
                                         ------------  -----------  -----------  -----------  --------  ----------
Net Change.............................       837,575   (6,592,333)  (3,408,746)  (5,946,326)   62,346    (165,201)
                                         ============  ===========  ===========  ===========  ========  ==========

                                                                                     CONSUMER
                                         BANKING  BASIC MATERIALS  BIOTECHNOLOGY     PRODUCTS      ENERGY  ENERGY SERVICES
                                           FUND*            FUND*          FUND*        FUND*       FUND*            FUND*
                                         -------  ---------------  -------------  -----------  ----------  ---------------
Shares Purchased.......................   66,816           96,611         41,986       20,159      69,108           40,179
Purchased through Dividend
  Reinvestment.........................    --           --              --            --           --            --
                                         -------  ---------------  -------------  -----------  ----------  ---------------
Total Purchased........................   66,816           96,611         41,986       20,159      69,108           40,179
Shares Redeemed........................  (11,277)         (11,960)       (19,879)        (348)     (2,176)         (24,788)
                                         -------  ---------------  -------------  -----------  ----------  ---------------
Net Change.............................   55,539           84,651         22,107       19,811      66,932           15,391
                                         =======  ===============  =============  ===========  ==========  ===============

                                                                             PRECIOUS
                                         HEALTH CARE  INTERNET   LEISURE       METALS  TECHNOLOGY  TRANSPORTATION
                                               FUND*     FUND*     FUND*         FUND       FUND*           FUND*
                                         -----------  --------  --------  -----------  ----------  --------------
Shares Purchased.......................       10,994    13,976    46,128      800,417      27,435           4,084
Purchased through Dividend
  Reinvestment.........................      --          --        --         --           --            --
                                         -----------  --------  --------  -----------  ----------  --------------
Total Purchased........................       10,994    13,976    46,128      800,417      27,435           4,084
Shares Redeemed........................       (2,720)   (4,729)     (631)  (1,163,291)    (13,287)             (2)
                                         -----------  --------  --------  -----------  ----------  --------------
Net Change.............................        8,274     9,247    45,497     (362,874)     14,148           4,082
                                         ===========  ========  ========  ===========  ==========  ==============

                                         UTILITIES
                                             FUND*
                                         ---------
Shares Purchased.......................     39,461
Purchased through Dividend
  Reinvestment.........................     --
                                         ---------
Total Purchased........................     39,461
Shares Redeemed........................    (30,150)
                                         ---------
Net Change.............................      9,311
                                         =========

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001 BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND, ENERGY SERVICES FUND, TECHNOLOGY FUND, UTILITIES FUND; MAY 21, 2001--ARTKOS FUND; MAY 22, 2001--LEISURE FUND;
  MAY 24, 2001--INTERNET FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND, ENERGY FUND; JUNE 11, 2001--TRANSPORTATION FUND AND JUNE 19, 2001--HEALTH CARE FUND.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in shares for the year ended December 31, 2000 were:

                                                 U.S.
                                           GOVERNMENT                                                U.S.
                                                MONEY                                          GOVERNMENT     PRECIOUS
                                               MARKET         NOVA          URSA          OTC        BOND       METALS
                                                 FUND         FUND          FUND         FUND        FUND         FUND
                                         ------------  -----------  ------------  -----------  ----------  -----------
Shares Purchased.......................   742,081,935   75,578,443   119,789,945   58,183,453   1,645,686   11,874,381
Purchased through Dividend
  Reinvestment.........................     3,047,612      926,136       202,050      803,495       6,965      --
                                         ------------  -----------  ------------  -----------  ----------  -----------
Total Purchased........................   745,129,547   76,504,579   119,991,995   58,986,948   1,652,651   11,874,381
Shares Redeemed........................  (805,032,255) (68,670,608) (120,801,031) (50,256,130) (1,339,797) (12,373,487)
                                         ------------  -----------  ------------  -----------  ----------  -----------
Net Change.............................   (59,902,708)   7,833,971      (809,036)   8,730,818     312,854     (499,106)
                                         ============  ===========  ============  ===========  ==========  ===========

Transactions in dollars for the period ended June 30, 2001 were: (Unaudited)

                                                 U.S.
                                           GOVERNMENT                                                               U.S.
                                                MONEY          NOVA          URSA           OTC      ARKTOS   GOVERNMENT
                                          MARKET FUND          FUND          FUND          FUND       FUND*    BOND FUND
                                         ------------  ------------  ------------  ------------  ----------  -----------
Shares Purchased.......................  $288,481,712  $313,864,322  $216,767,326  $232,807,648  $5,774,640  $22,892,594
Purchased through Dividend
  Reinvestment.........................       847,738       --            --            --           --          112,033
                                         ------------  ------------  ------------  ------------  ----------  -----------
Total Purchased........................   289,329,450   313,864,322   216,767,326   232,807,648   5,774,640   23,004,627
Shares Redeemed........................  (288,491,878) (387,944,176) (238,192,916) (331,911,002) (4,045,015) (24,294,022)
                                         ------------  ------------  ------------  ------------  ----------  -----------
Net Change.............................  $    837,572  $(74,079,854) $(21,425,590) $(99,103,354) $1,729,625  $(1,289,395)
                                         ============  ============  ============  ============  ==========  ===========

                                                                                     CONSUMER
                                           BANKING  BASIC MATERIALS  BIOTECHNOLOGY   PRODUCTS       ENERGY  ENERGY SERVICES
                                             FUND*            FUND*          FUND*      FUND*        FUND*            FUND*
                                         ---------  ---------------  -------------  ---------  -----------  ---------------
Shares Purchased.......................  $1,713,782 $     2,494,000  $   1,093,257  $ 500,312  $ 1,711,228  $       999,845
Purchased through Dividend
  Reinvestment.........................     --            --              --           --          --             --
                                         ---------  ---------------  -------------  ---------  -----------  ---------------
Total Purchased........................  1,713,782        2,494,000      1,093,257    500,312    1,711,228          999,845
Shares Redeemed........................   (293,327)        (302,774)      (530,488)    (8,462)     (52,210)        (619,671)
                                         ---------  ---------------  -------------  ---------  -----------  ---------------
Net Change.............................  $1,420,455 $     2,191,226  $     562,769  $ 491,850  $ 1,659,018  $       380,174
                                         =========  ===============  =============  =========  ===========  ===============

                                         HEALTH CARE    INTERNET      LEISURE  PRECIOUS METALS  TECHNOLOGY  TRANSPORTATION
                                               FUND*       FUND*        FUND*             FUND       FUND*           FUND*
                                         -----------  ----------  -----------  ---------------  ----------  --------------
Shares Purchased.......................  $   275,212  $  327,443  $ 1,118,700  $     3,743,985  $  666,991  $       99,822
Purchased through Dividend
  Reinvestment.........................      --           --          --             --             --            --
                                         -----------  ----------  -----------  ---------------  ----------  --------------
Total Purchased........................      275,212     327,443    1,118,700        3,743,985     666,991          99,822
Shares Redeemed........................      (64,966)   (106,627)     (15,014)      (5,305,888)   (308,284)            (61)
                                         -----------  ----------  -----------  ---------------  ----------  --------------
Net Change.............................  $   210,246  $  220,816  $ 1,103,686  $    (1,561,903) $  358,707  $       99,761
                                         ===========  ==========  ===========  ===============  ==========  ==============

                                         UTILITIES
                                             FUND*
                                         ---------
Shares Purchased.......................  $983,308
Purchased through Dividend
  Reinvestment.........................     --
                                         --------
Total Purchased........................   983,308
Shares Redeemed........................  (729,492)
                                         --------
Net Change.............................  $253,816
                                         ========

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001 BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND, ENERGY SERVICES FUND, TECHNOLOGY FUND, UTILITIES FUND; MAY 21, 2001--ARTKOS FUND; MAY 22, 2001--LEISURE FUND;
  MAY 24, 2001--INTERNET FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND, ENERGY FUND; JUNE 11, 2001--TRANSPORTATION FUND AND JUNE 19, 2001--HEALTH CARE FUND.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 2000 were:

                                                 U.S.
                                           GOVERNMENT                                                       U.S.
                                                MONEY            NOVA          URSA             OTC   GOVERNMENT  PRECIOUS METALS
                                          MARKET FUND            FUND          FUND            FUND    BOND FUND             FUND
                                         ------------  --------------  ------------  --------------  -----------  ---------------
Shares Purchased.......................  $742,081,934  $1,295,398,508  $662,369,185  $2,171,778,168  $18,176,542  $    53,722,472
Purchased through Dividend
  Reinvestment.........................     3,047,612      15,651,601     1,078,946      29,005,146       77,030        --
                                         ------------  --------------  ------------  --------------  -----------  ---------------
Total Purchased........................   745,129,546   1,311,050,109   663,448,131   2,200,783,314   18,253,572       53,722,472
Shares Redeemed........................  (805,032,255) (1,151,529,529) (670,963,459) (1,790,324,934) (14,623,864)     (56,102,671)
                                         ------------  --------------  ------------  --------------  -----------  ---------------
Net Change.............................  $(59,902,709) $  159,520,580  $ (7,515,328) $  410,458,380  $ 3,629,708  $    (2,380,199)
                                         ============  ==============  ============  ==============  ===========  ===============

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX (UNAUDITED)

At December 31, 2000, for Federal income tax purposes, the following funds have capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                                        U.S.
                                                                  GOVERNMENT              PRECIOUS        U.S.
EXPIRES                                                                MONEY                METALS  GOVERNMENT
DECEMBER 31                               NOVA FUND  URSA FUND   MARKET FUND    OTC FUND      FUND   BOND FUND
-----------                              ----------  ---------  ------------  ----------  --------  ----------
2006...................................      --         --         --             --        --       $ 9,898
2007...................................      --      $5,342,167     $ 719         --      $568,292   798,692
2008...................................  $67,860,392    --          1,298     $79,883,109 948,398      --

For the year ended December 31, 2000 Ursa Fund and U.S. Government Bond Fund utilized $5,104,964 and $131,449, respectively, of capital loss carryforwards for Federal income tax purposes.

12. SUBSEQUENT EVENTS

ADDITIONAL FUNDS AVAILABLE

The Trust registered and is authorized to issue shares in each of the Funds of the Trust. In addition to the Arktos Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Healthcare Fund, the Internet Fund, the Leisure Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund, which were available for investment prior to June 30, 2001, and which were included in this report, shares in other Funds became available for investment. Shares in the Financial Services Fund, the Retailing Fund, and the Telecommunications Fund became available for investment in July 2001. Shares in the Electronics Fund became available for investment in August 2001.

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Board approved new annual percentage rates for accounting service fees effective August 21, 2001. Under the terms of the new contract, the Funds pay Rydex Fund Services, an affiliated entity, accounting service fees calculated at an annual percentage rate of one-tenth of one percent (0.10%) for the first $250 million of the average daily net assets, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

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PROFESSIONAL MONEY MANAGERS
-------------------------------------------------------------------------------

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.



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